Schedule of Investments (unaudited) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.64%, 04/15/35(a)(b)	USD	2,500	$2,501,268
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.89%, 04/15/37(a)(b)		2,000	1,999,819
AGL CLO Ltd.(a)(b)
Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.74%, 07/20/34		1,000	1,000,931
Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/20/34		890	889,296
Series 2021-12A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.43%, 07/20/34		500	500,002
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 6.57%, 04/20/34(a)(b)		3,000	3,002,250
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/21/28(a)(b)		500	500,055
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.08%, 01/17/31		360	359,827
Series 2017-2A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.38%, 01/17/31		2,400	2,378,264
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class BR, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/13/30		1,000	1,001,035
Series 2014-3RA, Class C, (3-mo. CME Term SOFR + 2.11%), 7.43%, 01/28/31		1,000	993,262
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. CME Term SOFR + 2.96%), 8.28%, 04/20/31(a)(b)		1,000	988,881
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 7.53%, 07/16/31(a)(b)		1,000	1,000,509
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3- mo. CME Term SOFR + 1.41%), 6.73%, 10/24/34(a)(b)		2,000	2,001,584
Apidos CLO XXXVII, Series 2021-37A, Class A, (3- mo. CME Term SOFR + 1.39%), 6.71%, 10/22/34(a)(b)		3,000	3,001,660
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3- mo. CME Term SOFR + 2.96%), 8.28%, 04/15/30(a)(b)		1,500	1,492,848
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.38%, 07/20/30(a)(b)		500	496,228
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3-mo. CME Term SOFR + 1.76%), 7.08%, 10/15/30		1,000	1,000,912
Series 2015-4A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.38%, 10/15/30		1,750	1,744,756
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/24/31(a)(b)		375	374,560
Atrium XV, Series 15A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.78%, 01/23/31(a)(b)		250	250,408
Ballyrock CLO Ltd.(a)(b)
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.18%, 04/20/31		1,500	1,504,589
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 7.62%, 02/20/36		1,000	1,001,120

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ballyrock CLO Ltd.(a)(b) (continued)
Series 2022-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.65%, 04/20/35	USD	2,000	$2,000,475
Benefit Street Partners CLO XII Ltd., Series 2017- 12A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.58%, 10/15/30(a)(b)		1,000	1,000,803
Benefit Street Partners CLO XVI Ltd., Series 2018- 16A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.61%, 01/17/32(a)(b)		1,900	1,903,412
Benefit Street Partners CLO XXI Ltd., Series 2020- 21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.75%, 10/15/34(a)(b)		1,300	1,300,319
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,500	1,500,000
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.68%, 07/18/34(a)(b)		1,000	999,008
Canyon CLO Ltd.(a)(b)
Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.76%), 8.08%, 01/15/34		500	499,984
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/15/34		1,800	1,793,196
Series 2021-4, Class A, (3-mo. CME Term SOFR + 1.43%), 6.75%, 10/15/34		1,500	1,500,541
Carlyle CLO Ltd., Series C17A, Class BR, (3-mo. CME Term SOFR + 2.11%), 7.43%, 04/30/31(a)(b)		1,000	992,881
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 8.47%, 07/16/31(a)(b)		500	496,607
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/25/34(a)(b)		1,500	1,499,402
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.68%, 07/15/33(a)(b)		2,000	2,001,424
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 7.51%, 10/18/30		1,000	999,193
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 6.65%, 04/20/34		1,000	1,000,177
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.31%, 04/18/31		1,000	996,969
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.21%, 04/18/31		1,200	1,199,796
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.08%, 04/17/34		900	897,855
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 7.33%, 01/15/35		1,000	1,003,315
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.75%, 10/20/34		1,200	1,200,929
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/20/34		1,000	1,000,534
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.70%, 04/25/33		1,500	1,501,246
Clover CLO LLC(a)(b)
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.70%, 04/20/32		3,500	3,505,266
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.68%, 04/22/34		2,000	2,001,200

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Clover CLO LLC(a)(b) (continued)
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.33%, 07/20/34	USD	1,000	$1,002,346
Clover CLO Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.69%, 10/25/33(a)(b)		1,000	1,000,008
Diameter Capital CLO Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.82%, 07/15/36(a)(b)		2,810	2,811,686
Dryden CLO Ltd., Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.70%, 05/20/34(a)(b)		3,500	3,501,225
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.66%, 04/22/35(a)(b)		1,200	1,200,135
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3- mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37(a)(b)		1,000	1,000,000
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 04/20/34(a)(b)		2,000	2,001,800
Elmwood CLO V Ltd., Series 2022-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.73%, 10/20/34(a)(b)		2,830	2,831,951
Elmwood CLO VII Ltd., Series 2020-4A, Class AR, (3-mo. CME Term SOFR + 1.63%), 6.95%, 01/17/34(a)(b)		2,000	2,010,735
Elmwood CLO XI Ltd., Series 2021-4A, Class B, (3- mo. CME Term SOFR + 1.86%), 7.18%, 10/20/34(a)(b)		1,250	1,250,464
Elmwood CLO XII Ltd., Series 2019-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 01/20/35(a)(b)		2,000	2,000,331
Flatiron CLO Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.68%, 07/19/34(a)(b)		1,931	1,932,178
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3-mo. CME Term SOFR + 2.86%), 8.18%, 04/20/31(a)(b)		1,000	989,659
Generate CLO Ltd.(a)(b)
Series 2A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.43%, 01/22/31		1,500	1,503,007
Series 2A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.18%, 01/22/31		1,800	1,785,774
Series 6A, Class DR, (3-mo. CME Term SOFR + 1.46%), 6.78%, 01/22/35		2,500	2,501,786
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.90%, 01/20/34		1,000	1,001,217
Series 2020-52A, Class A1, (3-mo. CME Term SOFR + 1.70%), 7.02%, 01/20/34		2,000	2,005,308
Series 2021-53A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.38%, 07/20/34		1,000	999,941
HalseyPoint CLO Ltd.(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.80%, 04/20/34		2,000	2,001,969
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 6.79%, 01/30/35		1,000	1,000,100
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3-mo. CME Term SOFR + 2.11%), 7.41%, 07/18/31		1,250	1,245,346
Series 4A-2014, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.08%, 01/28/30		650	650,915

Security		Par (000)	Value

Asset-Backed Securities (continued)
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.28%, 02/05/31(a)(b)	USD	1,500	$1,493,870
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 01/17/30(a)(b)		1,000	1,001,053
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.71%, 04/19/34(a)(b)		2,520	2,518,589
Madison Park Funding LIX Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.70%, 01/18/34(a)(b)		1,000	1,000,200
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3-mo. CME Term SOFR + 2.16%), 7.47%, 04/19/30(a)(b)		1,000	1,000,929
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.72%, 04/19/33(a)(b)		1,000	1,000,640
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.38%, 04/20/30		1,000	997,042
Series 2018-27A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.18%, 04/20/30		1,000	998,750
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.70%, 07/17/34(a)(b)		1,070	1,070,642
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.06%, 12/18/30(a)(b)		1,000	1,000,111
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 10/20/30(a)(b)		1,000	994,712
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/30		400	400,151
Series 2016-22A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.78%, 10/17/30		1,000	1,000,029
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-26A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.31%, 10/18/30		1,500	1,492,918
Series 2018-27A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.18%, 01/15/30		1,000	1,000,283
Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 01/20/36		1,450	1,451,609
Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.71%, 10/14/35		3,000	3,002,775
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.62%, 04/14/35		1,000	1,000,521
New Mountain CLO Ltd., Series 2024-5A, Class A, (3-mo. CME Term SOFR + 1.57%), 6.87%, 04/20/36(a)(b)		2,500	2,508,167
Oaktree CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.86%, 07/15/33(a)(b)		2,000	2,001,642
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3-mo. CME Term SOFR + 2.41%), 7.73%, 10/17/30		500	500,349
Series 2017-14A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.53%, 11/20/30		1,000	999,980
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/26/36		1,500	1,502,710
Octagon Investment Partners 26 Ltd., Series 2016- 1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.43%, 07/15/30(a)(b)		500	485,287

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Octagon Investment Partners 34 Ltd., Series 2017- 1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.98%, 01/20/30(a)(b)	USD	1,000	$1,000,832
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31		1,000	1,000,133
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/25/31		1,000	993,004
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.48%, 01/22/30(a)(b)		900	898,028
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.72%, 07/02/35		1,750	1,751,021
Series 2020-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.73%, 04/18/33		1,000	1,000,609
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.61%, 02/24/37		1,250	1,248,361
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.69%, 01/18/36		1,500	1,500,784
OHA Credit Partners XII Ltd.(a)(b)
Series 2015-12A, Class DR, (3-mo. CME Term SOFR + 3.16%), 8.48%, 07/23/30		600	599,623
Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 1.00%, 04/23/37		600	600,000
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.71%, 10/18/34(a)(b)		750	750,566
Palmer Square CLO Ltd.(a)(b)
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.28%, 05/21/34		2,500	2,498,749
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.62%, 11/14/34		1,000	995,167
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.96%, 11/15/36		1,500	1,505,281
Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 07/15/34		2,000	2,001,389
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/15/34		2,500	2,492,327
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.87%, 04/20/37(a)(b)		2,000	1,993,861
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.74%, 04/20/34(a)(b)		2,000	2,002,024
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 8.64%, 06/20/34(a)(b)		500	500,554
Regatta XII Funding Ltd., Series 2019-12R, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.68%, 10/15/32(a)(b)		1,500	1,501,853
Regatta XV Funding Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.44%, 10/25/31(a)(b)		1,200	1,205,566
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 2.96%), 8.28%, 01/15/33		1,000	1,003,091
Series 2019-2A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.48%, 01/15/33		1,000	1,001,520
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/15/34(a)(b)		1,000	999,100

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.83%, 04/26/37(a)(b)	USD	2,000	$1,999,966
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 0.00%, 04/25/37(a)(b)		1,500	1,500,000
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.77%, 10/20/30		1,510	1,510,645
Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.23%, 10/20/30		1,000	996,025
RR Ltd., Series 2018-5A, Class C, (3-mo. CME Term SOFR + 3.36%), 8.68%, 10/15/31(a)(b)		650	642,307
RRX Ltd., Series 2021-3A, Class A2, (3-mo. CME Term SOFR + 2.01%), 7.33%, 04/15/34(a)(b)		2,000	1,999,785
Signal Peak CLO Ltd.(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.85%, 04/20/33		6,000	6,005,457
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 04/20/33		1,650	1,649,851
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.74%, 10/20/34(a)(b)		1,325	1,326,655
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (3-mo. CME Term SOFR + 1.44%), 6.77%, 10/26/31(a)(b)		1,400	1,402,791
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.18%, 01/15/30(a)(b)		1,500	1,469,164
Symphony CLO XXIV Ltd., Series 2020-24AR, Class AR, (3-mo. CME Term SOFR + 1.20%), 6.52%, 01/23/32(a)(b)		1,000	999,800
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.72%, 10/23/34(a)(b)		1,900	1,901,578
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 6.42%, 01/17/32(a)(b)		705	705,153
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 01/16/31(a)(b)		1,908	1,907,885
TICP CLO IX Ltd., Series 2017-9A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.72%, 01/20/31(a)(b)		607	607,631
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.70%, 01/15/34(a)(b)		2,000	2,002,240
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.05%, 04/20/31(a)(b)		1,300	1,301,695
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3- mo. CME Term SOFR + 1.91%), 7.23%, 07/15/34(a)(b)		1,000	1,003,006
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/20/32(a)(b)		1,750	1,749,056
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.75%, 07/21/34(a)(b)		2,000	2,000,000
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 7.34%, 10/25/34		1,500	1,500,611
Series 2022-2A, Class A, (3-mo. CME Term SOFR + 2.50%), 7.82%, 01/20/36		2,500	2,532,950
Series 2022-2A, Class B1, (3-mo. CME Term SOFR + 3.40%), 8.72%, 01/20/36		1,500	1,504,503

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO I Ltd., Series 2019-1A, Class ANAR, (3-mo. CME Term SOFR + 1.39%), 6.71%, 07/24/32(a)(b)	USD	1,000	$1,000,454
Whitebox CLO IV Ltd.(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 7.47%, 04/20/36		2,000	2,012,221
Series 2023-4A, Class B1, (3-mo. CME Term SOFR + 2.60%), 7.92%, 04/20/36		1,000	1,004,000

Total Asset-Backed Securities — 19.3% (Cost: $204,042,205)			206,708,308

		Shares

Common Stocks

Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $8,979)(c)(d)(e)		715	33,605

Financial Services — 0.0%
Travelport Finance Luxembourg SARL(c)(d)		25	80,053

Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $100,499)(d)(e)		3,236	27,506

Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(d)		935	7,710

Total Common Stocks — 0.0% (Cost: $222,431)			148,874

		Par (000)

Corporate Bonds

Aerospace & Defense — 3.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	USD	385	387,962
Boeing Co., 5.15%, 05/01/30(f)		6,775	6,554,859
Bombardier, Inc.(b)
7.13%, 06/15/26(f)		1,026	1,040,767
7.88%, 04/15/27(g)		474	474,331
7.50%, 02/01/29(f)		624	642,554
8.75%, 11/15/30(f)		647	690,851
7.25%, 07/01/31(h)		425	425,865
7.45%, 05/01/34		327	362,669
BWX Technologies, Inc.(b)
4.13%, 06/30/28		70	65,262
4.13%, 04/15/29		248	228,829
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		50	48,157
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)		565	589,549
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(f)		1,000	994,919
General Dynamics Corp., 4.25%, 04/01/50(f)		1,260	1,097,403
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)		350	330,816
Moog, Inc., 4.25%, 12/15/27(b)		320	301,195
Northrop Grumman Corp.(f)
4.03%, 10/15/47		2,400	1,962,560

Security		Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.(f) (continued)
5.25%, 05/01/50	USD	3,050	$2,991,830
RTX Corp.(f)
4.63%, 11/16/48		2,805	2,493,359
3.13%, 07/01/50		3,545	2,419,473
6.40%, 03/15/54		1,100	1,244,494
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)		541	492,311
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29(f)		712	776,640
9.75%, 11/15/30		717	802,012
TransDigm, Inc.(b)
6.75%, 08/15/28		3,227	3,269,590
6.38%, 03/01/29		3,616	3,627,257
7.13%, 12/01/31		1,444	1,488,126
6.63%, 03/01/32		3,653	3,690,593
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,465	1,544,450

			41,038,683
Air Freight & Logistics — 0.5%
FedEx Corp., 5.25%, 05/15/50(f)		6,000	5,746,976
Rand Parent LLC, 8.50%, 02/15/30(b)		31	30,698

			5,777,674
Automobile Components — 0.9%
Clarios Global LP, 6.75%, 05/15/25(b)		631	631,562
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(j)	EUR	246	263,361
8.50%, 05/15/27(b)(f)	USD	7,045	7,055,656
6.75%, 05/15/28(b)(f)		1,200	1,216,354
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(f)		207	193,260
5.63%, 04/30/33		53	48,404
Phinia, Inc., 6.75%, 04/15/29(b)(h)		219	221,112
SK On Co. Ltd., 5.38%, 05/11/26(j)		200	200,187
Tenneco, Inc., 8.00%, 11/17/28(b)		234	213,510

			10,043,406
Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	210,411
5.00%, 02/15/32(b)		293	265,470
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		218	221,961
Carvana Co.(b)(i)
(12.00% PIK), 12.00%, 12/01/28		193	188,704
(13.00% PIK), 13.00%, 06/01/30		257	250,633
(14.00% PIK), 14.00%, 06/01/31		292	293,095
Ford Motor Co.(f)
3.25%, 02/12/32		171	142,239
6.10%, 08/19/32		3,129	3,170,663
General Motors Co.(f)
6.25%, 10/02/43		940	961,568
5.95%, 04/01/49		3,455	3,406,576
Hyundai Capital America(j)
5.50%, 03/30/26		200	200,326
2.38%, 10/15/27		200	181,320
(1-day SOFR + 1.32%), 6.67%, 11/03/25(a)		200	201,428
Hyundai Capital Services, Inc., 5.13%, 02/05/29(j)		225	222,750
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(j)		500	472,725
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		535	491,736

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
LCM Investments Holdings II LLC(b) (continued)
8.25%, 08/01/31	USD	532	$556,556
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		314	294,494
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(b)(f)		3,265	3,352,697
6.95%, 09/15/26(j)		75	77,015
7.05%, 09/15/28(j)		150	156,792
Nissan Motor Co. Ltd., 4.81%, 09/17/30(j)		200	186,755
TML Holdings Pte. Ltd., 4.35%, 06/09/26(j)		200	191,938

			15,697,852
Banks — 9.0%
ABQ Finance Ltd., 3.13%, 09/24/24(j)		200	197,264
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(j)		212	201,930
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26(j)		200	186,982
Australia & New Zealand Banking Group Ltd., (5-year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(f)		5,445	4,460,951
Bangkok Bank PCL/Hong Kong(j)
4.45%, 09/19/28		200	194,132
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)		200	178,014
(5-year CMT + 4.73%), 5.00%(a)(k)		222	215,895
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(j)		200	200,125
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(j)		200	191,062
Bank of America Corp.(a)(f)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	8,910,228
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,196,468
Bank of China Ltd./London, 0.97%, 11/02/24(j)		200	194,767
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(j)		200	185,788
Bank of East Asia Ltd.(a)(j)
(1-year CMT + 2.30%), 6.63%, 03/13/27		250	252,007
(5-year CMT + 2.30%), 4.88%, 04/22/32		750	705,375
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33(a)(j)		250	257,969
China Construction Bank Corp., (5-year CMT + 2.15%), 2.45%, 06/24/30(a)(j)		200	192,926
Citigroup, Inc.(f)
6.68%, 09/13/43		4,125	4,608,208
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,740	2,782,440
Deutsche Bank AG/New York(a)(f)
(1-day SOFR + 1.87%), 2.13%, 11/24/26		3,260	3,074,216
(1-day SOFR + 2.51%), 6.82%, 11/20/29		3,975	4,155,479
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29(j)		200	198,750
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		147	160,231
12.25%, 10/01/30		147	161,668
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)(f)		1,830	1,750,458
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.95%, 06/01/25(j)		200	194,722
Industrial & Commercial Bank of China Macau Ltd., (5-year CMT + 1.65%), 2.88%, 09/12/29(a)(j)		200	197,519
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		9,840	9,754,464
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(f)		11,000	11,219,578
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(j)		468	434,947
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25(j)		200	196,000
KeyCorp, (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		1,995	2,037,305

Security		Par (000)	Value

Banks (continued)
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(f)	USD	5,110	$5,406,052
Metropolitan Bank & Trust Co.(j)
5.38%, 03/06/29		320	320,640
5.50%, 03/06/34		275	275,412
NongHyup Bank, 4.00%, 01/06/26(j)		200	195,625
QNB Finance Ltd., 2.63%, 05/12/25(j)		200	193,500
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(j)		200	186,250
SNB Funding Ltd., 2.75%, 10/02/24(j)		200	196,750
Standard Chartered PLC, (1-year CMT + 2.10%), 6.10%, 01/11/35(a)(j)		200	205,374
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(f)		2,925	3,010,426
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)(f)		9,310	9,435,657
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		2,585	2,548,133
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)		6,135	5,761,095
United Overseas Bank Ltd., 1.25%, 04/14/26(j)		200	185,500
Wells Fargo & Co.(f)
5.61%, 01/15/44		4,119	4,057,720
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	3,878,541

			96,704,543
Beverages(f) — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		6,170	5,863,414
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		5,000	5,213,189

			11,076,603
Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(f)		6,000	5,856,531

Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.60%, 11/28/24		200	197,230
2.70%, 02/09/41(f)		200	140,166
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		222	217,398

			554,794
Building Products — 1.1%
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		173	167,828
6.38%, 06/15/30		724	727,747
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		274	275,131
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(f)		336	345,157
Lowe’s Cos., Inc., 5.63%, 04/15/53(f)		4,345	4,388,482
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		113	112,243
SRS Distribution, Inc.(b)
4.63%, 07/01/28		904	910,609
6.13%, 07/01/29(f)		1,165	1,188,010
6.00%, 12/01/29(f)		1,003	1,024,571
White Cap Buyer LLC, 6.88%, 10/15/28(b)(f)		2,246	2,202,985
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(f)(i)		290	289,718

			11,632,481
Capital Markets — 1.6%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		4,525	4,567,948
Ares Capital Corp., 5.88%, 03/01/29(f)		7,390	7,367,898

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Aretec Group, Inc., 10.00%, 08/15/30(b)	USD	140	$152,918
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		447	424,709
Huarong Finance II Co. Ltd., 4.63%, 06/03/26(j)		200	192,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		788	760,676
5.25%, 05/15/27(f)		2,860	2,584,699
9.75%, 01/15/29(b)		426	444,659
4.38%, 02/01/29(f)		374	318,870

			16,814,502
Chemicals — 2.5%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		384	399,440
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(f)		940	841,174
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		597	576,215
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(j)		200	198,478
Chemours Co.
5.38%, 05/15/27		272	260,756
5.75%, 11/15/28(b)		365	336,566
4.63%, 11/15/29(b)		348	300,000
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25(j)		300	284,531
DuPont de Nemours, Inc., 5.42%, 11/15/48(f)		7,500	7,494,049
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,787,825
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(j)		200	167,687
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	174,542
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(f)		445	438,992
Ingevity Corp., 3.88%, 11/01/28(b)		100	90,317
LG Chem Ltd., 2.38%, 07/07/31(j)		200	165,375
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,382,162
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(b)		1,466	1,561,608
Scotts Miracle-Gro Co.
4.50%, 10/15/29		45	40,725
4.00%, 04/01/31		250	215,584
4.38%, 02/01/32		187	161,220
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		1,061	945,738
UPL Corp. Ltd., (5-year CMT + 3.87%), 5.25%(a)(j)(k)		500	339,219
WR Grace Holdings LLC(b)
4.88%, 06/15/27		224	212,885
5.63%, 08/15/29(f)		2,575	2,304,340
7.38%, 03/01/31(f)		373	377,686

			27,057,114
Commercial Services & Supplies(b) — 2.6%
ADT Security Corp.
4.13%, 08/01/29		91	83,372
4.88%, 07/15/32		518	468,868
AerCap Global Aviation Trust, (3-mo. CME Term SOFR + 4.56%), 6.50%, 06/15/45(a)		5,000	4,965,892
Allied Universal Holdco LLC, 7.88%, 02/15/31		1,430	1,448,300
Allied Universal Holdco LLC/Allied Universal Finance Corp.(f)
6.63%, 07/15/26		2,200	2,198,554
9.75%, 07/15/27		3,786	3,797,373
6.00%, 06/01/29		200	172,085
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28		2,588	2,357,149
APX Group, Inc., 5.75%, 07/15/29		555	533,633
Aramark Services, Inc., 5.00%, 02/01/28(f)		686	662,109

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Champions Financing, Inc., 8.75%, 02/15/29	USD	490	$513,347
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25		1,040	1,038,442
9.75%, 08/01/27		511	529,109
5.50%, 05/01/28(f)		1,306	1,265,408
7.88%, 12/01/30		915	960,852
Garda World Security Corp.
4.63%, 02/15/27		194	185,889
9.50%, 11/01/27		165	165,397
7.75%, 02/15/28		860	881,921
6.00%, 06/01/29		148	132,467
Herc Holdings, Inc., 5.50%, 07/15/27(f)		1,181	1,159,965
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29		310	294,838
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		258	243,958
NESCO Holdings II, Inc., 5.50%, 04/15/29		356	336,812
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26		19	18,945
6.25%, 01/15/28(f)		879	861,050
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(f)		882	741,332
United Rentals North America, Inc., 6.13%, 03/15/34		255	255,317
Williams Scotsman, Inc.
6.13%, 06/15/25		823	819,174
4.63%, 08/15/28		269	254,412
7.38%, 10/01/31		589	612,179

			27,958,149
Communications Equipment(b) — 0.2%
CommScope, Inc., 4.75%, 09/01/29		417	300,240
Viasat, Inc.
5.63%, 09/15/25		612	596,582
5.63%, 04/15/27(f)		821	777,446
7.50%, 05/30/31		74	53,620
Viavi Solutions, Inc., 3.75%, 10/01/29		227	194,764

			1,922,652
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		2,257	2,443,570
Dycom Industries, Inc., 4.50%, 04/15/29(b)		26	24,304
Pike Corp., 8.63%, 01/31/31(b)		126	133,896
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(f)(j)		200	166,688

			2,768,458
Construction Materials — 1.1%
American Builders & Contractors Supply Co., Inc., Series A, 3.88%, 11/15/29(b)		24	21,574
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)		685	668,896
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.38%, 12/15/30	EUR	240	271,818
6.63%, 12/15/30	USD	4,578	4,621,917
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)		132	120,844
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		328	320,057
Masonite International Corp., 5.38%, 02/01/28(b)(f)		235	235,315
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)		163	156,153
Resideo Funding, Inc., 4.00%, 09/01/29(b)		97	86,731
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28(f)		1,146	1,120,051
8.88%, 11/15/31		1,013	1,082,787

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Standard Industries, Inc.
2.25%, 11/21/26(j)	EUR	156	$157,624
5.00%, 02/15/27(b)	USD	412	399,651
4.75%, 01/15/28(b)		26	24,814
4.38%, 07/15/30(b)		1,443	1,296,601
3.38%, 01/15/31(b)		393	329,516
Summit Materials LLC/Summit Materials Finance Corp.(b)
5.25%, 01/15/29		90	87,699
7.25%, 01/15/31		659	684,956

			11,687,004
Consumer Finance — 1.9%
Block, Inc.
2.75%, 06/01/26(f)		1,181	1,110,711
3.50%, 06/01/31		2,098	1,825,984
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		198	206,054
Ford Motor Credit Co. LLC
7.35%, 03/06/30		417	444,588
7.20%, 06/10/30		821	871,384
Global Payments, Inc., 5.95%, 08/15/52(f)		4,547	4,536,173
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(f)		1,442	1,509,504
Navient Corp.
5.50%, 03/15/29(f)		480	446,926
9.38%, 07/25/30		414	442,889
OneMain Finance Corp.
6.88%, 03/15/25		50	50,523
7.13%, 03/15/26(f)		843	858,297
6.63%, 01/15/28		295	295,948
9.00%, 01/15/29(f)		573	608,017
5.38%, 11/15/29(f)		1,233	1,159,282
7.88%, 03/15/30		576	594,185
4.00%, 09/15/30		141	120,674
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(f)		489	429,108
11.25%, 12/15/27		73	68,511
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		788	761,877
Shinhan Card Co. Ltd., 1.38%, 10/19/25(j)		200	187,375
SLM Corp., 3.13%, 11/02/26		347	322,279
Verscend Escrow Corp., 9.75%, 08/15/26(b)		3,791	3,801,649

			20,651,938
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26(f)		1,147	1,093,803
4.63%, 01/15/27		1,961	1,897,845
5.88%, 02/15/28		928	918,758
6.50%, 02/15/28		237	239,515
3.50%, 03/15/29		158	141,818
4.88%, 02/15/30(f)		387	368,202
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(f)(j)		200	170,875
General Mills, Inc.(f)
5.24%, 11/18/25		935	932,061
4.20%, 04/17/28		620	604,677
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	65,014
5.00%, 07/15/35		214	210,993
7.13%, 08/01/39(b)(f)		4,415	5,066,199
4.63%, 10/01/39		100	90,976
5.00%, 06/04/42		12	11,260

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Kraft Heinz Foods Co. (continued)
4.38%, 06/01/46	USD	158	$133,438
5.50%, 06/01/50(f)		2,825	2,791,398
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		460	447,090
4.13%, 01/31/30(f)		515	469,578
4.38%, 01/31/32(f)		643	576,589
Performance Food Group, Inc., 4.25%, 08/01/29(b)		851	779,867
Post Holdings, Inc.(b)
4.63%, 04/15/30(f)		434	398,415
4.50%, 09/15/31		72	64,763
6.25%, 02/15/32		388	390,828
U.S. Foods, Inc.(b)
6.88%, 09/15/28		132	135,123
4.75%, 02/15/29		595	564,806
4.63%, 06/01/30		67	62,155
7.25%, 01/15/32(f)		338	351,767
United Natural Foods, Inc., 6.75%, 10/15/28(b)		53	44,022
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30(f)		52	45,195
4.80%, 11/18/44		134	112,717
4.10%, 04/15/50		200	146,655
Walmart, Inc., 5.25%, 09/01/35(f)		5,150	5,402,950

			24,729,352
Containers & Packaging — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		509	494,121
3.25%, 09/01/28		200	172,764
4.00%, 09/01/29(f)		2,000	1,612,103
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		1,000	966,030
2.13%, 08/15/26(j)	EUR	304	282,055
4.13%, 08/15/26(b)	USD	500	452,357
5.25%, 08/15/27(b)		200	126,000
Ball Corp., 3.13%, 09/15/31(f)		234	198,864
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		228	217,482
Clydesdale Acquisition Holdings, Inc.(b)(f)
6.63%, 04/15/29		287	286,769
8.75%, 04/15/30		1,046	1,027,736
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	217,004
LABL, Inc.(b)
6.75%, 07/15/26		97	95,829
5.88%, 11/01/28		418	384,394
9.50%, 11/01/28		710	718,204
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(f)		4,571	4,656,711
9.25%, 04/15/27		102	101,188
OI European Group BV, 6.25%, 05/15/28(b)	EUR	175	196,743
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	59	59,033
7.25%, 05/15/31(f)		264	268,885
Sealed Air Corp.(b)
4.00%, 12/01/27		109	102,166
5.00%, 04/15/29		86	82,549
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		121	121,251

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Trivium Packaging Finance BV(b)
5.50%, 08/15/26	USD	1,000	$985,978
8.50%, 08/15/27		200	197,505

			14,023,721
Diversified Consumer Services — 0.3%
Service Corp. International
5.13%, 06/01/29		468	455,382
3.38%, 08/15/30		1,318	1,141,448
4.00%, 05/15/31		364	322,488
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		867	896,675

			2,815,993
Diversified REITs — 2.0%
American Tower Corp., 3.60%, 01/15/28(f)		4,000	3,779,040
Crown Castle, Inc.(f)
3.65%, 09/01/27		8,000	7,583,483
4.15%, 07/01/50		820	655,210
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		197	168,570
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(f)		725	610,325
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		292	304,468
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		534	487,687
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	100	107,681
5.25%, 08/01/26	USD	78	71,403
5.00%, 10/15/27		62	51,925
4.63%, 08/01/29		278	213,356
3.50%, 03/15/31		1,689	1,159,701
SBA Communications Corp.
3.13%, 02/01/29(f)		3,003	2,650,164
3.88%, 02/15/27		30	28,533
VICI Properties LP, 5.13%, 05/15/32		3,155	3,017,749

			20,889,295
Diversified Telecommunication Services — 7.5%
AT&T, Inc.
4.65%, 06/01/44		28	24,658
4.35%, 06/15/45		95	80,951
3.50%, 09/15/53(f)		15,960	11,260,139
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		368	330,422
5.63%, 09/15/28		540	450,640
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		68	65,833
5.00%, 05/01/28		640	594,056
8.75%, 05/15/30		3,345	3,422,680
8.63%, 03/15/31		395	403,425
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(j)		200	189,688
Iliad Holding SASU(b)
6.50%, 10/15/26(f)		1,490	1,476,044
7.00%, 10/15/28		935	925,381
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		1,069	1,090,380
4.88%, 06/15/29		1,727	1,152,772
11.00%, 11/15/29		1,286	1,336,636
10.50%, 05/15/30		2,491	2,547,047
3.88%, 10/15/30		183	107,970
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		370	233,210
4.13%, 04/15/30		370	229,508

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(j)(k)	USD	695	$688,702
Sprint Capital Corp.(f)
6.88%, 11/15/28		3,063	3,264,046
8.75%, 03/15/32		2,041	2,474,819
Telecom Italia Capital SA
6.38%, 11/15/33		249	235,570
6.00%, 09/30/34(f)		895	818,615
7.20%, 07/18/36		69	67,351
7.72%, 06/04/38		117	117,199
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)		1,062	1,056,223
Telefonica Emisiones SA, 5.21%, 03/08/47(f)		5,000	4,600,770
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(f)		2,310	2,394,842
Verizon Communications, Inc.(f)
6.40%, 09/15/33		9,475	10,308,427
6.55%, 09/15/43		13,225	14,984,603
5.01%, 04/15/49		6,998	6,941,972
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)		138	127,729
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27(f)		6,970	5,737,307
6.13%, 03/01/28		1,070	748,753

			80,488,368
Electric Utilities — 4.4%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25(j)		200	197,600
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(j)		200	187,760
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(j)		200	207,875
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(k)		217	209,988
Emera, Inc., Series 16-A, (3-mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)		7,500	7,407,181
FirstEnergy Corp.
4.00%, 05/01/26(b)(l)		612	608,328
2.65%, 03/01/30		73	62,752
Korea Western Power Co. Ltd., 4.13%, 06/28/25(j)		200	196,625
LLPL Capital Pte Ltd., 6.88%, 02/04/39(j)		155	153,775
Minejesa Capital BV, 4.63%, 08/10/30(j)		186	176,430
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(j)		558	532,876
NextEra Energy Capital Holdings, Inc., (3-mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)(f)		5,000	4,587,326
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		712	705,729
4.25%, 09/15/24		26	25,090
3.88%, 10/15/26		92	85,800
7.25%, 01/15/29		239	244,536
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(f)		2,750	2,742,928
Pacific Gas and Electric Co.
6.95%, 03/15/34		1,020	1,116,659
4.20%, 06/01/41(f)		2,310	1,859,517
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		542	505,223
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30(j)		350	304,500
PG&E Corp.
4.25%, 12/01/27(b)(l)		612	614,754
5.25%, 07/01/30		226	214,753
Progress Energy, Inc., 7.00%, 10/30/31(f)		12,000	13,260,976
Sempra, (5-year CMT + 4.55%), 4.88%(a)(k)		4,375	4,280,692

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co., 5.88%, 12/01/53(f)	USD	4,000	$4,122,431
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(j)		200	185,250
State Grid Overseas Investment BVI Ltd.(j)
1.00%, 08/05/25		200	188,806
3.50%, 05/04/27		200	192,588
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		202	216,009
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(j)		200	192,187

TransAlta Corp., 7.75%, 11/15/29		165	171,516
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		23	22,645
5.63%, 02/15/27		812	799,540
5.00%, 07/31/27		23	22,272
7.75%, 10/15/31		718	751,947

			47,354,864
Electrical Equipment(b) — 0.2%
Regal Rexnord Corp., 6.40%, 04/15/33		510	528,934
WESCO Distribution, Inc.
7.25%, 06/15/28(f)		1,043	1,064,838
6.38%, 03/15/29		313	316,218
6.63%, 03/15/32		315	320,099

			2,230,089
Electronic Equipment, Instruments & Components(b) — 0.3%
Coherent Corp., 5.00%, 12/15/29(f)		687	647,047
Imola Merger Corp., 4.75%, 05/15/29(f)		573	537,274
Sensata Technologies BV, 4.00%, 04/15/29		207	189,009
Sensata Technologies, Inc.
4.38%, 02/15/30		2,150	1,956,813
3.75%, 02/15/31		416	359,841

			3,689,984
Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		1,295	1,298,930
6.25%, 04/01/28		98	96,965
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28(f)		252	262,080
10.38%, 11/15/30		272	282,880
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)(f)		757	771,071
Oceaneering International, Inc., 6.00%, 02/01/28		101	99,507
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		222	232,920
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		799	798,081
6.88%, 09/01/27		623	624,482
7.13%, 03/15/29(b)		611	618,611
Weatherford International Ltd.(b)
6.50%, 09/15/28		92	94,888
8.63%, 04/30/30(f)		897	936,440

			6,116,855
Entertainment(b) — 0.3%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29		388	296,834
Live Nation Entertainment, Inc.
4.88%, 11/01/24		136	135,088
6.50%, 05/15/27(f)		2,284	2,308,962

Security		Par (000)	Value

Entertainment (continued)
Live Nation Entertainment, Inc. (continued)
4.75%, 10/15/27(f)	USD	711	$678,882
3.75%, 01/15/28		155	143,398

			3,563,164
Environmental, Maintenance & Security Service — 0.6%
Clean Harbors, Inc.(b)
5.13%, 07/15/29		1,142	1,097,734
6.38%, 02/01/31		100	100,734
Covanta Holding Corp.
4.88%, 12/01/29(b)		142	127,268
5.00%, 09/01/30		282	248,522
GFL Environmental, Inc.(b)
4.25%, 06/01/25		6	5,902
3.75%, 08/01/25		443	431,461
4.00%, 08/01/28		36	33,180
3.50%, 09/01/28		376	344,413
4.75%, 06/15/29(f)		558	524,765
4.38%, 08/15/29		508	468,007
6.75%, 01/15/31		958	981,771
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		1,975	1,945,135

			6,308,892
Financial Services — 0.9%
BOC Aviation Ltd., 1.75%, 01/21/26(j)		200	187,208
China Cinda 2020 I Management Ltd.(j)
3.25%, 01/28/27		200	188,004
3.00%, 03/18/27		200	185,708
CMB International Leasing Management Ltd., 1.88%, 08/12/25(j)		200	190,187
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		85	86,993
GGAM Finance Ltd.(b)
7.75%, 05/15/26		66	67,360
8.00%, 02/15/27		446	460,504
8.00%, 06/15/28		202	210,954
6.88%, 04/15/29(h)		462	463,732
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(j)		200	189,594
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		475	436,804
JIC Zhixin Ltd., 3.50%, 11/24/27(j)		200	189,608
Kodit Global Co. Ltd., Series 2023, Class 1, 4.95%, 05/25/26(j)		200	198,166
Macquarie Airfinance Holdings Ltd.(b)
6.40%, 03/26/29		90	91,424
8.13%, 03/30/29		433	457,950
6.50%, 03/26/31		230	234,101
MGIC Investment Corp., 5.25%, 08/15/28		337	327,359
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		2,402	2,350,608
6.00%, 01/15/27		524	516,566
5.13%, 12/15/30		85	77,119
5.75%, 11/15/31		436	402,145
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)		401	412,046
Power Finance Corp. Ltd., 3.75%, 12/06/27(j)		200	188,250
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)		1,095	1,011,696
3.88%, 03/01/31(f)		545	474,804
4.00%, 10/15/33		116	98,263

			9,697,153

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products — 0.4%
Aramark International Finance SARL, 3.13%, 04/01/25(j)	EUR	200	$213,043
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28	USD	675	629,463
7.63%, 07/01/29		1,660	1,682,825
Darling Global Finance BV, 3.63%, 05/15/26(j)	EUR	100	106,267
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(f)	USD	714	707,576
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)		210	216,867
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		275	243,020

			3,799,061
Gas Utilities(b) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28		453	469,086
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		237	216,069

			685,155
Ground Transportation — 2.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(b)		331	330,462
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)(f)		6,125	6,075,700
CSX Corp., 3.80%, 04/15/50(f)		770	601,301
GN Bondco LLC, 9.50%, 10/15/31(b)(f)		458	457,181
Norfolk Southern Corp., 6.00%, 03/15/2105		12,700	12,165,682
RXO, Inc., 7.50%, 11/15/27(b)		84	86,205
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(j)		200	185,500
Uber Technologies, Inc.(b)(f)
8.00%, 11/01/26		514	520,185
7.50%, 09/15/27		1,023	1,047,560
6.25%, 01/15/28		1,847	1,854,554
4.50%, 08/15/29		803	761,901

			24,086,231
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc.
2.63%, 11/01/25(j)	EUR	300	315,564
4.63%, 07/15/28(b)(f)	USD	2,191	2,076,222
3.88%, 11/01/29(b)		395	356,069
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)		2,264	2,342,470
Medline Borrower LP(b)
3.88%, 04/01/29		362	329,495
5.25%, 10/01/29(f)		2,905	2,745,715
Medtronic, Inc., 4.63%, 03/15/45(f)		647	607,611
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		328	353,339
Teleflex, Inc.
4.63%, 11/15/27		70	67,325
4.25%, 06/01/28(b)(f)		637	597,735

			9,791,545
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		52	49,410
Aetna, Inc., 3.88%, 08/15/47(f)		3,500	2,670,191
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		609	554,190
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27		900	886,248
3.13%, 02/15/29		338	322,986
3.50%, 04/01/30		289	275,246
Charles River Laboratories International, Inc.(b)
4.25%, 05/01/28		324	305,577

Security		Par (000)	Value

Health Care Providers & Services (continued)
Charles River Laboratories International, Inc.(b) (continued)
4.00%, 03/15/31	USD	68	$60,761
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		238	219,055
6.00%, 01/15/29		1,469	1,283,316
5.25%, 05/15/30(f)		993	809,704
4.75%, 02/15/31(f)		791	610,452
Elevance Health, Inc., 4.55%, 03/01/48(f)		5,000	4,395,193
Encompass Health Corp.
4.50%, 02/01/28		35	33,335
4.75%, 02/01/30(f)		795	744,881
4.63%, 04/01/31		409	371,863
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(f)		289	298,330
HCA, Inc.
5.38%, 09/01/26		359	358,916
5.63%, 09/01/28(f)		833	843,351
5.25%, 06/15/49(f)		3,500	3,194,545
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	1,046,271
IQVIA, Inc.(b)
5.00%, 10/15/26		354	346,385
5.00%, 05/15/27(f)		592	578,044
6.50%, 05/15/30		314	320,442
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		509	485,034
LifePoint Health, Inc.(b)
9.88%, 08/15/30(f)		374	391,220
11.00%, 10/15/30		685	732,122
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		622	624,785
ModivCare, Inc., 5.88%, 11/15/25(b)(f)		478	465,501
Molina Healthcare, Inc.(b)
4.38%, 06/15/28(f)		659	619,479
3.88%, 11/15/30		491	436,536
3.88%, 05/15/32(f)		198	172,403
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		69	68,635
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		128	128,172
Star Parent, Inc., 9.00%, 10/01/30(b)		1,128	1,193,769
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		188	188,019
10.00%, 04/15/27(f)		524	524,965
7.25%, 04/15/32(h)		897	903,966
Tenet Healthcare Corp.
6.13%, 06/15/30		243	242,443
6.75%, 05/15/31(b)		3,342	3,402,925
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)		10,000	11,734,455

			42,893,121
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(f)		3,280	2,999,949

Hotel & Resort REITs — 0.5%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		146	140,570
7.25%, 07/15/28(b)		485	499,460
4.50%, 02/15/29(b)		1,704	1,591,112
6.50%, 04/01/32(b)		1,132	1,135,821
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		199	175,422
Service Properties Trust
7.50%, 09/15/25		242	245,262
8.63%, 11/15/31(b)(f)		1,619	1,726,561

			5,514,208

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 5.1%
Boyd Gaming Corp.
4.75%, 12/01/27	USD	254	$244,687
4.75%, 06/15/31(b)(f)		1,113	1,022,788
Boyne USA, Inc., 4.75%, 05/15/29(b)		611	566,380
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		1,128	1,060,111
4.38%, 01/15/28		2,509	2,373,341
4.00%, 10/15/30		176	156,816
Caesars Entertainment, Inc.(b)
8.13%, 07/01/27(f)		2,379	2,436,479
4.63%, 10/15/29(f)		1,205	1,098,804
7.00%, 02/15/30(f)		2,875	2,951,144
6.50%, 02/15/32		961	969,463
Carnival Corp.(b)
7.63%, 03/01/26		273	276,210
5.75%, 03/01/27		1,011	1,000,623
4.00%, 08/01/28		325	301,126
6.00%, 05/01/29(f)		1,470	1,450,463
7.00%, 08/15/29		242	252,402
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		3,899	4,253,259
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		408	406,309
Champion Path Holdings Ltd.(j)
4.50%, 01/27/26		500	476,406
4.85%, 01/27/28		500	454,546
Churchill Downs, Inc.(b)
5.50%, 04/01/27		1,730	1,698,061
4.75%, 01/15/28		730	694,934
5.75%, 04/01/30(f)		1,506	1,453,744
6.75%, 05/01/31		554	557,095
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		807	740,000
6.75%, 01/15/30		228	204,724
Fortune Star BVI Ltd.(j)
5.95%, 10/19/25(f)		269	245,521
5.00%, 05/18/26		344	295,518
Haidilao International Holding Ltd., 2.15%, 01/14/26(j)		200	187,000
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)		356	326,588
4.88%, 01/15/30(f)		833	798,681
4.00%, 05/01/31(b)		248	221,654
3.63%, 02/15/32(b)		12	10,332
6.13%, 04/01/32(b)		291	292,238
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(b)		332	333,340
Las Vegas Sands Corp.
3.50%, 08/18/26		96	90,872
3.90%, 08/08/29		88	80,090
Life Time, Inc.(b)
5.75%, 01/15/26		256	253,923
8.00%, 04/15/26		254	257,068
Light & Wonder International, Inc.(b)
7.00%, 05/15/28		451	454,323
7.25%, 11/15/29(f)		218	223,792
7.50%, 09/01/31		655	681,137
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		371	392,318
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		480	483,713

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Series EE, 5.75%, 05/01/25(f)	USD	1,295	$1,297,526
McDonald’s Corp., 4.20%, 04/01/50		480	400,818
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		200	195,000
5.75%, 07/21/28(f)(j)		300	283,740
5.38%, 12/04/29(b)		1,000	910,190
5.38%, 12/04/29(j)		383	348,603
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31(b)		423	426,185
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		440	435,916
MGM China Holdings Ltd.
5.88%, 05/15/26(b)		200	197,250
5.88%, 05/15/26(f)(j)		200	197,250
4.75%, 02/01/27(b)		200	190,111
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		313	289,824
Motion Bondco DAC, 6.63%, 11/15/27(b)		200	193,279
NCL Corp. Ltd.(b)
5.88%, 03/15/26		244	240,865
8.38%, 02/01/28		206	217,603
8.13%, 01/15/29		171	180,950
7.75%, 02/15/29		294	305,253
NCL Finance Ltd., 6.13%, 03/15/28(b)(f)		530	523,384
Ontario Gaming GTA LP, 8.00%, 08/01/30(b)		236	243,074
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		242	184,750
5.88%, 09/01/31		242	176,917
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		195	210,744
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		200	193,009
5.38%, 07/15/27(f)		378	372,669
5.50%, 04/01/28		162	160,121
8.25%, 01/15/29		302	319,425
9.25%, 01/15/29(f)		305	327,132
7.25%, 01/15/30		395	410,398
6.25%, 03/15/32		468	471,725
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		410	396,366
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(f)		1,423	1,441,654
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		408	408,589
Station Casinos LLC(b)
4.63%, 12/01/31		976	877,224
6.63%, 03/15/32		305	308,101
Studio City Co. Ltd., 7.00%, 02/15/27(j)		200	200,188
Studio City Finance Ltd.(j)
6.50%, 01/15/28		300	285,375
5.00%, 01/15/29		530	465,738
Sunny Express Enterprises Corp., 2.95%, 03/01/27(j)		200	188,625
Vail Resorts, Inc., 6.25%, 05/15/25(b)		303	303,080
Viking Cruises Ltd.(b)
5.88%, 09/15/27(f)		350	343,390
7.00%, 02/15/29		74	74,320
9.13%, 07/15/31(f)		1,253	1,370,295
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		283	275,410
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		602	589,610
Wynn Macau Ltd.
4.88%, 10/01/24(j)		200	198,250
5.50%, 01/15/26(j)		230	223,314

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd. (continued)
5.50%, 01/15/26(b)	USD	200	$194,186
5.63%, 08/26/28(b)(f)		1,501	1,421,259
5.13%, 12/15/29(b)		200	182,125
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		1,337	1,266,608
7.13%, 02/15/31(f)		814	842,405

			54,487,846
Household Durables — 0.4%
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		129	130,278
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		699	626,954
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)(f)		225	222,928
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		168	175,375
Lennar Corp., 5.25%, 06/01/26(f)		890	889,722
LGI Homes, Inc., 8.75%, 12/15/28(b)		183	193,089
Mattamy Group Corp., 4.63%, 03/01/30(b)		427	387,392
New Home Co., Inc.(b)
8.25%, 10/15/27		24	24,955
9.25%, 10/01/29(h)		324	325,620
PulteGroup, Inc.
5.00%, 01/15/27		55	54,779
7.88%, 06/15/32		56	64,959
STL Holding Co. LLC, 8.75%, 02/15/29(b)		171	175,496
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(f)		201	148,650
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		563	510,928
3.88%, 10/15/31		9	7,643
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	33,824

			3,972,592

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		80	77,560
4.13%, 10/15/30(f)		246	220,686
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		34	33,321
3.88%, 03/15/31		97	93,437

			425,004
Independent Power and Renewable Electricity Producers — 0.8%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		520	549,796
Calpine Corp.(b)
5.25%, 06/01/26		379	375,077
5.13%, 03/15/28(f)		2,807	2,694,000
5.00%, 02/01/31		136	124,752
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		747	710,056
3.75%, 01/15/32		307	258,090
Greenko Dutch BV, 3.85%, 03/29/26(f)(j)		746	699,893
India Green Power Holdings, 4.00%, 02/22/27(j)		653	606,966
JERA Co., Inc., 3.67%, 04/14/27(j)		200	190,887
NextEra Energy Partners LP(b)(l)
0.00%, 11/15/25(m)		284	252,050
2.50%, 06/15/26		284	255,588
NRG Energy, Inc., 6.63%, 01/15/27		618	618,308
ReNew Pvt Ltd., 5.88%, 03/05/27(j)		200	194,524
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(j)		550	503,078

			8,033,065

Security		Par (000)	Value

Industrial Conglomerates — 0.0%
CITIC Ltd., 3.70%, 06/14/26(j)	USD	200	$193,448

Insurance — 5.7%
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(j)(k)		200	186,750
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		41	38,600
6.75%, 10/15/27(f)		2,734	2,693,602
6.75%, 04/15/28		961	967,783
5.88%, 11/01/29		27	25,083
7.00%, 01/15/31(f)		1,435	1,449,377
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 8.51%, 08/15/53(a)		5,000	5,001,480
AmWINS Group, Inc.(b)
6.38%, 02/15/29		330	331,781
4.88%, 06/30/29		380	354,685
Aon Global Ltd., 4.25%, 12/12/42(f)		6,500	5,320,160
Aon North America, Inc., 5.75%, 03/01/54(f)		3,330	3,413,931
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)		987	982,545
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		882	870,818
AssuredPartners, Inc., 7.50%, 02/15/32(b)		544	534,564
Farmers Exchange Capital II, (3-mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)(f)		4,890	4,345,956
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(j)		200	185,500
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		2,447	2,456,242
8.13%, 02/15/32		1,360	1,371,542
HUB International Ltd.(b)(f)
7.25%, 06/15/30		4,862	4,996,663
7.38%, 01/31/32		5,433	5,469,586
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		816	850,582
10.50%, 12/15/30		400	422,092
NFP Corp.(b)
4.88%, 08/15/28		105	105,238
6.88%, 08/15/28		401	406,118
7.50%, 10/01/30		170	179,096
8.50%, 10/01/31		304	334,570
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(f)		12,000	12,644,069
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(h)		4,107	4,175,628
Ryan Specialty LLC, 4.38%, 02/01/30(b)		226	211,226
USI, Inc./New York, 7.50%, 01/15/32(b)		670	671,234

			60,996,501
Interactive Media & Services — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		724	657,856
Baidu, Inc., 1.63%, 02/23/27		200	180,906
Netflix, Inc.
3.63%, 06/15/25(b)		210	205,557
5.88%, 11/15/28(f)		1,698	1,765,118
5.38%, 11/15/29(b)		2,007	2,048,119
4.88%, 06/15/30(b)		461	457,775
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)		552	564,465
Tencent Holdings Ltd.(j)
3.60%, 01/19/28		200	189,875
3.68%, 04/22/41(f)		200	159,375
Weibo Corp., 3.50%, 07/05/24		200	198,518

			6,427,564

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services — 0.5%
ANGI Group LLC, 3.88%, 08/15/28(b)	USD	432	$374,984
Booking Holdings, Inc., 3.55%, 03/15/28(f)		3,375	3,219,113
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)		777	700,776
Lyft, Inc., 0.63%, 03/01/29(b)(l)		224	261,658
Match Group Holdings II LLC(b)
4.13%, 08/01/30		383	340,772
3.63%, 10/01/31(f)		217	184,396

			5,081,699
IT Services — 0.6%
CA Magnum Holdings
5.38%, 10/31/26(b)		964	925,440
5.38%, 10/31/26(j)		700	672,000
Camelot Finance SA, 4.50%, 11/01/26(b)		1,348	1,296,987
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		661	685,216
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(f)		765	780,917
Fair Isaac Corp., 4.00%, 06/15/28(b)		393	367,084
KBR, Inc., 4.75%, 09/30/28(b)		93	85,519
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		73	70,805
Twilio, Inc.
3.63%, 03/15/29		259	232,951
3.88%, 03/15/31		558	487,128
Wipro IT Services LLC, 1.50%, 06/23/26(j)		200	184,144
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		1,112	1,000,993

			6,789,184
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28(b)		124	128,498
Amer Sports Co., 6.75%, 02/16/31(b)(f)		418	414,788
Mattel, Inc.
3.75%, 04/01/29(b)		122	112,311
6.20%, 10/01/40		513	512,342

			1,167,939
Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		707	659,136

Machinery(b) — 1.0%
Chart Industries, Inc.
7.50%, 01/01/30(f)		946	982,370
9.50%, 01/01/31		205	223,240
Esab Corp., 6.25%, 04/15/29(h)		405	406,897
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(f)		200	148,460
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(i)		166	166,280
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29		1,057	1,093,063
Madison IAQ LLC, 5.88%, 06/30/29(f)		796	728,244
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29		249	227,989
Terex Corp., 5.00%, 05/15/29		688	649,532
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26		1,659	1,657,026
TK Elevator Holdco GmbH, 7.63%, 07/15/28		596	584,337
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(f)		2,802	2,706,983
Vertiv Group Corp., 4.13%, 11/15/28		1,191	1,108,156

			10,682,577
Media — 7.2%
Altice Financing SA(b)
9.63%, 07/15/27		491	469,636
5.75%, 08/15/29		1,080	865,341

Security		Par (000)	Value

Media (continued)
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	USD	200	$206,278
Cable One, Inc.
0.00%, 03/15/26(l)(m)		136	118,456
4.00%, 11/15/30(b)		606	472,939
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.00%, 02/01/28		7	6,516
5.38%, 06/01/29		131	119,924
6.38%, 09/01/29(f)		7,984	7,574,283
4.75%, 03/01/30(f)		229	196,629
4.50%, 08/15/30		113	94,699
4.25%, 02/01/31		1,618	1,321,339
7.38%, 03/01/31(f)		3,146	3,085,228
4.75%, 02/01/32		100	81,612
4.25%, 01/15/34		1,209	912,618
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	473,385
6.48%, 10/23/45		9,584	8,882,667
5.38%, 05/01/47		1,500	1,208,649
6.83%, 10/23/55		3,540	3,396,336
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27(f)		2,099	1,978,591
7.75%, 04/15/28(f)		1,309	1,146,422
9.00%, 09/15/28(f)		4,791	4,990,377
7.88%, 04/01/30		954	948,425
Comcast Corp., 3.75%, 04/01/40(f)		545	453,026
Cox Communications, Inc., 8.38%, 03/01/39(b)(f)		5,000	5,950,175
CSC Holdings LLC(b)
5.38%, 02/01/28		336	289,001
11.25%, 05/15/28(f)		3,143	3,114,534
11.75%, 01/31/29		1,352	1,354,109
4.13%, 12/01/30(f)		272	194,494
4.50%, 11/15/31		726	513,984
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		1,309	1,238,361
Discovery Communications LLC, 4.88%, 04/01/43(f)		4,000	3,288,270
DISH DBS Corp.(b)
5.25%, 12/01/26		1,214	955,914
5.75%, 12/01/28		77	52,919
DISH Network Corp., 11.75%, 11/15/27(b)		1,698	1,733,541
GCI LLC, 4.75%, 10/15/28(b)		160	146,705
Gray Television, Inc.(b)(f)
5.88%, 07/15/26		387	376,894
7.00%, 05/15/27		598	556,159
Hughes Satellite Systems Corp., 5.25%, 08/01/26		180	149,807
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(f)		2,215	2,078,845
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		860	807,126
Nexstar Media, Inc., 5.63%, 07/15/27(b)		112	107,444
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(f)		998	960,535
4.25%, 01/15/29(f)		489	443,023
4.63%, 03/15/30		176	157,842
7.38%, 02/15/31		412	431,539
Paramount Global, 5.85%, 09/01/43(f)		1,300	1,053,319
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		1,066	847,633
6.50%, 09/15/28		660	314,778
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		62	58,077
5.00%, 08/01/27(f)		651	626,316
Stagwell Global LLC, 5.63%, 08/15/29(b)		209	189,794

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(f)	USD	768	$685,423
TEGNA, Inc., 4.75%, 03/15/26(b)		64	62,746
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		1,000	939,232
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,326,395
Univision Communications, Inc.(b)
6.63%, 06/01/27		325	317,861
8.00%, 08/15/28(f)		1,698	1,729,856
7.38%, 06/30/30(f)		242	239,300
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		1,452	1,332,182
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)		955	941,221
Ziggo BV, 4.88%, 01/15/30(b)		605	543,130

			77,111,860
Metals & Mining — 2.2%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(j)		306	305,235
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		268	281,369
11.50%, 10/01/31		1,202	1,338,744
ATI, Inc.
5.88%, 12/01/27		374	368,258
7.25%, 08/15/30		764	789,688
5.13%, 10/01/31		656	607,731
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		2,560	2,574,398
Carpenter Technology Corp.
6.38%, 07/15/28		26	25,956
7.63%, 03/15/30		108	111,418
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(j)		200	186,688
Constellium SE(b)
5.88%, 02/15/26		830	824,184
3.75%, 04/15/29(f)		1,731	1,557,377
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		826	856,876
JSW Steel Ltd., 3.95%, 04/05/27(j)		500	465,000
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		1,014	951,473
4.50%, 06/01/31(f)		1,017	899,770
New Gold, Inc., 7.50%, 07/15/27(b)		1,547	1,550,496
Novelis Corp.(b)
3.25%, 11/15/26		599	558,136
4.75%, 01/30/30(f)		3,350	3,090,786
3.88%, 08/15/31		1,265	1,086,642
Periama Holdings LLC, 5.95%, 04/19/26(j)		200	197,563
Southern Copper Corp., 5.88%, 04/23/45(f)		3,870	3,861,447
Steel Dynamics, Inc., 3.25%, 10/15/50		1,145	761,725
Vedanta Resources Finance II PLC(j)
13.88%, 01/21/27		94	88,536
13.88%, 12/09/28		336	305,760

			23,645,256
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/25		67	65,808
4.75%, 06/15/29		398	361,793
Starwood Property Trust, Inc.
4.38%, 01/15/27		70	65,846
7.25%, 04/01/29		250	251,990

			745,437

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 13.7%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	USD	521	$527,012
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		95	93,810
5.75%, 01/15/28		127	125,044
5.38%, 06/15/29		1,095	1,053,018
6.63%, 02/01/32		417	418,821
Apache Corp., 5.35%, 07/01/49		172	145,392
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		434	546,211
8.25%, 12/31/28(f)		1,220	1,253,286
Baytex Energy Corp., 8.50%, 04/30/30(b)		340	355,024
Buckeye Partners LP
4.13%, 03/01/25(b)		594	580,371
5.85%, 11/15/43		383	326,308
5.60%, 10/15/44		191	152,652
Callon Petroleum Co.
6.38%, 07/01/26		245	247,604
8.00%, 08/01/28(b)		203	212,123
7.50%, 06/15/30(b)(f)		524	554,130
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		80	79,343
6.75%, 04/15/29(f)		274	276,936
CITGO Petroleum Corp., 8.38%, 01/15/29(b)(f)		733	770,120
Civitas Resources, Inc.(b)
8.38%, 07/01/28		871	916,912
8.63%, 11/01/30(f)		280	300,658
8.75%, 07/01/31		1,029	1,101,092
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	242,812
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25		250	245,215
CNOOC Petroleum North America ULC, 6.40%, 05/15/37		2,000	2,247,500
CNX Resources Corp., 7.38%, 01/15/31(b)		166	169,059
Comstock Resources, Inc.(b)(f)
6.75%, 03/01/29		528	503,523
5.88%, 01/15/30		1,078	976,246
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		2,468	2,332,547
Crescent Energy Finance LLC(b)
9.25%, 02/15/28		895	945,018
7.63%, 04/01/32		866	872,673
Devon Energy Corp.
5.25%, 09/15/24		100	99,754
5.25%, 10/15/27		130	130,110
5.88%, 06/15/28		204	205,046
4.50%, 01/15/30		117	112,771
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		318	335,620
Diamondback Energy, Inc.(f)
3.50%, 12/01/29		692	640,126
6.25%, 03/15/33		2,880	3,070,324
DT Midstream, Inc.(b)
4.13%, 06/15/29(f)		591	543,325
4.38%, 06/15/31		568	514,394
Enbridge, Inc.
6.70%, 11/15/53(f)		5,595	6,323,635
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)		5,000	4,866,405

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
Series 16-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77(a)	USD	5,880	$5,747,313
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		518	522,199
Energy Transfer LP
5.50%, 06/01/27		406	408,513
8.00%, 04/01/29(b)		142	147,388
7.38%, 02/01/31(b)		417	436,190
6.13%, 12/15/45(f)		3,579	3,597,416
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(a)(k)		5,000	4,669,511
Series H, (5-year CMT + 5.69%), 6.50%(a)(k)		121	118,597
EnLink Midstream LLC
5.63%, 01/15/28(b)(f)		530	524,953
5.38%, 06/01/29		368	361,289
6.50%, 09/01/30(b)		287	295,273
EnLink Midstream Partners LP
4.85%, 07/15/26		35	34,312
5.60%, 04/01/44		568	505,718
Enterprise Products Operating LLC(f)
4.90%, 05/15/46		5,375	5,023,027
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		4,800	4,554,749
EQM Midstream Partners LP
4.13%, 12/01/26		226	217,317
6.38%, 04/01/29(b)		481	484,533
7.50%, 06/01/30(b)		141	150,721
4.75%, 01/15/31(b)(f)		802	745,824
Exxon Mobil Corp., 3.45%, 04/15/51(f)		3,890	2,947,005
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		393	395,023
8.25%, 01/15/29		463	475,314
8.88%, 04/15/30		270	282,623
Harbour Energy PLC, 5.50%, 10/15/26(b)		200	195,247
Harvest Midstream I LP, 7.50%, 09/01/28(b)		115	116,602
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		352	323,455
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		238	237,740
5.75%, 02/01/29		272	264,938
6.00%, 04/15/30		32	31,331
8.38%, 11/01/33		876	949,755
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)		390	411,533
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		711	648,858
Kinder Morgan, Inc.
7.80%, 08/01/31		197	223,361
7.75%, 01/15/32(f)		4,586	5,204,461
Kinetik Holdings LP(b)
6.63%, 12/15/28		133	135,361
5.88%, 06/15/30(f)		179	175,085
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		58	57,054
Marathon Petroleum Corp., 5.13%, 12/15/26(f)		937	937,552
Matador Resources Co.
5.88%, 09/15/26		228	228,024
6.88%, 04/15/28(b)		412	421,507
6.50%, 04/15/32(b)(h)		437	437,530
Medco Bell Pte. Ltd., 6.38%, 01/30/27(j)		300	292,219
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(j)		400	387,476
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(j)		250	260,156
MPLX LP
5.20%, 03/01/47(f)		3,500	3,201,661

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP (continued)
4.70%, 04/15/48(f)	USD	5,000	$4,265,346
5.50%, 02/15/49(f)		2,640	2,513,171
5.65%, 03/01/53		885	865,642
Murphy Oil Corp., 5.88%, 12/01/42		47	42,172
Nabors Industries Ltd.(b)
7.25%, 01/15/26		121	120,251
7.50%, 01/15/28		788	739,078
Nabors Industries, Inc.(b)
7.38%, 05/15/27		5	4,991
9.13%, 01/31/30		262	272,390
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		496	492,619
8.75%, 03/15/29		1,178	1,173,509
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(f)		726	743,556
8.38%, 02/15/32		1,470	1,506,907
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,117	1,244,535
Noble Finance II LLC, 8.00%, 04/15/30(b)		486	506,242
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		1,220	1,238,287
3.63%, 04/15/29(l)		212	258,110
8.75%, 06/15/31(b)		470	496,302
NuStar Logistics LP, 6.00%, 06/01/26		163	162,272
Occidental Petroleum Corp., 6.20%, 03/15/40		568	582,838
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		269	279,025
Permian Resources Operating LLC(b)
7.75%, 02/15/26		284	287,680
8.00%, 04/15/27		444	457,292
5.88%, 07/01/29		1,002	985,309
9.88%, 07/15/31		459	511,464
7.00%, 01/15/32(f)		472	489,659
Pertamina Persero PT(j)
1.40%, 02/09/26		250	231,660
2.30%, 02/09/31		200	165,272
Petroleos Mexicanos, 6.70%, 02/16/32		695	578,587
Petronas Capital Ltd.(j)
2.48%, 01/28/32		200	167,088
4.50%, 03/18/45		200	177,022
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 9.68%(a)(k)		2,215	2,200,994
Prairie Acquiror LP, 9.00%, 08/01/29(b)		269	276,920
Precision Drilling Corp., 6.88%, 01/15/29(b)		18	17,967
Reliance Industries Ltd., 3.67%, 11/30/27(j)		300	283,969
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		376	351,868
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		580	569,207
Sabine Pass Liquefaction LLC(f)
5.75%, 05/15/24		175	174,887
5.88%, 06/30/26		1,481	1,492,688
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(f)(j)		500	433,965
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(f)		574	593,689
SM Energy Co., 6.75%, 09/15/26		393	393,393
Southwestern Energy Co.
5.70%, 01/23/25		29	28,864
5.38%, 02/01/29		308	299,140
4.75%, 02/01/32		8	7,364
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28		317	313,968

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp. (continued)
7.00%, 09/15/28(b)	USD	48	$49,044
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		150	147,663
5.50%, 01/15/28		108	104,056
7.38%, 02/15/29		672	676,017
6.00%, 12/31/30		70	66,495
6.00%, 09/01/31		239	223,047
Talos Production, Inc.(b)
9.00%, 02/01/29		261	277,174
9.38%, 02/01/31		218	232,401
TransCanada PipeLines Ltd., 4.88%, 05/15/48(f)		4,000	3,557,125
Transcanada Trust, (3-mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)(f)		2,755	2,684,670
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		184	188,859
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		269	279,951
Transocean, Inc.(b)
7.50%, 01/15/26		1,145	1,137,831
11.50%, 01/30/27		739	770,200
8.00%, 02/01/27		519	515,144
8.75%, 02/15/30(f)		1,445	1,507,084
Valaris Ltd., 8.38%, 04/30/30(b)		1,224	1,262,596
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		1,535	1,381,726
4.13%, 08/15/31		312	277,430
3.88%, 11/01/33		786	667,788
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		1,186	1,209,941
9.50%, 02/01/29		2,940	3,168,917
8.38%, 06/01/31		2,216	2,285,292
9.88%, 02/01/32		1,817	1,958,261
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		270	263,628
Vital Energy, Inc.
9.75%, 10/15/30(f)		480	524,903
7.88%, 04/15/32(b)		727	738,536
Western Midstream Operating LP, 5.25%, 02/01/50(f)		137	122,550
Williams Cos., Inc.(f)
4.55%, 06/24/24		527	525,595
8.75%, 03/15/32		2,478	2,981,024
5.10%, 09/15/45		5,075	4,695,371
Woodside Finance Ltd., 3.70%, 09/15/26(j)		200	191,599

			146,866,761
Paper & Forest Products(f) — 1.6%
International Paper Co.
8.70%, 06/15/38		4,000	4,949,137
7.30%, 11/15/39		10,000	11,651,435

			16,600,572
Passenger Airlines — 1.1%
Air Canada, 3.88%, 08/15/26(b)		549	523,977
American Airlines, Inc., 8.50%, 05/15/29(b)(f)		727	768,044
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)(f)		1,444	1,419,642
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(f)		812	816,375
Singapore Airlines Ltd.(j)
3.00%, 07/20/26		200	190,134
5.25%, 03/21/34		200	201,188
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)		1,208	1,129,646

Security		Par (000)	Value

Passenger Airlines (continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(f)	USD	4,066	$4,052,668
United Airlines, Inc.(b)(f)
4.38%, 04/15/26		1,097	1,060,512
4.63%, 04/15/29		1,362	1,266,660
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)		192	162,322

			11,591,168
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)		378	383,856

Pharmaceuticals — 3.7%
1375209 BC Ltd., 9.00%, 01/30/28(b)		550	539,001
AbbVie, Inc.(f)
4.75%, 03/15/45		5,485	5,165,455
4.70%, 05/14/45		3,255	3,043,732
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)		715	733,565
CVS Health Corp.(f)
5.13%, 07/20/45		3,879	3,574,649
5.05%, 03/25/48		8,205	7,451,599
Jazz Securities DAC, 4.38%, 01/15/29(b)		853	794,602
Merck & Co., Inc., 6.50%, 12/01/33(f)		6,420	7,287,893
Option Care Health, Inc., 4.38%, 10/31/29(b)(f)		461	422,672
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(f)
4.13%, 04/30/28		1,633	1,521,779
5.13%, 04/30/31		400	355,643
Prestige Brands, Inc., 3.75%, 04/01/31(b)		233	202,861
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(f)		8,270	7,012,528
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,174	1,094,368
4.75%, 05/09/27		200	192,356
7.88%, 09/15/29		451	482,822
8.13%, 09/15/31		200	218,298

			40,093,823
Professional Services(b) — 0.2%
CoreLogic, Inc., 4.50%, 05/01/28(f)		1,488	1,334,234
Dun & Bradstreet Corp., 5.00%, 12/15/29		592	546,453

			1,880,687
Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp.
7.00%, 04/15/30(b)		408	363,652
Series AI, 7.00%, 04/15/30		320	284,938
AYC Finance Ltd., 3.90%(j)(k)		300	190,031
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(j)		200	193,432
China Resources Land Ltd., 3.75%, 08/26/24(j)		200	198,062
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		216	228,261
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(d)(j)(n)		1,050	15,750
Howard Hughes Corp.(b)
5.38%, 08/01/28		399	382,711
4.13%, 02/01/29		176	158,181
New Metro Global Ltd., 4.50%, 05/02/26(j)		349	106,445
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)		4,485	4,159,229
Shimao Group Holdings Ltd., 3.45%, 01/11/31(d)(j)(n)		200	6,000
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(j)		200	181,937

16

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Sunac China Holdings Ltd.(i)(j)
(1.00 % PIK), 1.00%, 09/30/32(l)	USD	22	$1,392
(5.00% Cash or 6.00% PIK), 6.00%, 09/30/26		18	1,994
(5.25% Cash or 6.25% PIK), 6.25%, 09/30/27		18	1,764
(5.50% Cash or 6.50% PIK), 6.50%, 09/30/27		36	3,084
(5.75% Cash or 6.75% PIK), 6.75%, 09/30/28		53	4,095
(6.00% Cash or 7.00% PIK), 7.00%, 09/30/29		53	3,589
(6.25% Cash or 7.25% PIK), 7.25%, 09/30/30		25	1,487
Theta Capital Pte. Ltd., 8.13%, 01/22/25(j)		200	189,954
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(j)		200	176,103
Yango Justice International Ltd.(d)(j)(n)
8.25%, 11/25/23		200	500
7.50%, 04/15/24		200	500

			6,853,091
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		328	299,383

Semiconductors & Semiconductor Equipment — 2.3%
Broadcom, Inc., 5.00%, 04/15/30(f)		10,970	11,019,739
Entegris, Inc.(b)
4.38%, 04/15/28		120	112,784
4.75%, 04/15/29		258	247,256
Lam Research Corp., 4.88%, 03/15/49(f)		875	833,279
NCR Atleos Corp., 9.50%, 04/01/29(b)		355	379,711
NVIDIA Corp.(f)
3.50%, 04/01/50		2,785	2,217,190
3.70%, 04/01/60		1,760	1,402,697
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27		750	735,128
3.40%, 05/01/30(f)		1,755	1,591,043
QUALCOMM, Inc.(f)
4.30%, 05/20/47		3,500	3,085,864
6.00%, 05/20/53		1,993	2,227,688
Synaptics, Inc., 4.00%, 06/15/29(b)		16	14,400
TSMC Global Ltd., 2.25%, 04/23/31(j)		250	211,953

			24,078,732
Software — 2.2%
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		764	764,682
9.13%, 03/01/26		392	391,855
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		453	470,054
Clarivate Science Holdings Corp.(b)(f)
3.88%, 07/01/28		1,831	1,694,027
4.88%, 07/01/29		1,122	1,037,997
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		4,647	4,409,824
9.00%, 09/30/29(f)		2,517	2,414,098
Elastic NV, 4.13%, 07/15/29(b)		718	646,132
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		205	183,941
McAfee Corp., 7.38%, 02/15/30(b)(f)		779	714,379
MicroStrategy, Inc., 6.13%, 06/15/28(b)		180	173,651
Open Text Corp., 6.90%, 12/01/27(b)		808	835,464
Oracle Corp.(f)
3.95%, 03/25/51		4,425	3,371,567
5.55%, 02/06/53		1,280	1,252,140
Playtika Holding Corp., 4.25%, 03/15/29(b)		114	98,691
PTC, Inc.(b)
3.63%, 02/15/25		166	162,534

Security		Par (000)	Value

Software (continued)
PTC, Inc.(b) (continued)
4.00%, 02/15/28	USD	365	$341,118
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(f)		3,719	3,636,280
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		447	409,838

			23,008,272
Specialized REITs(b) — 0.2%
Iron Mountain, Inc.
4.88%, 09/15/27		606	585,906
7.00%, 02/15/29		925	942,627
5.63%, 07/15/32		493	465,680

			1,994,213
Specialty Retail(b) — 0.2%
eG Global Finance PLC, 12.00%, 11/30/28		418	444,307
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		481	450,334
7.75%, 02/15/29(f)		1,567	1,525,541

			2,420,182
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp.(f)
5.85%, 07/15/25		2,395	2,407,069
8.35%, 07/15/46		1,005	1,299,947
Seagate HDD Cayman(b)
8.25%, 12/15/29		726	780,061
8.50%, 07/15/31		701	757,545

			5,244,622
Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31		244	211,409
Hanesbrands, Inc., 4.88%, 05/15/26(f)		196	190,831
Levi Strauss & Co., 3.50%, 03/01/31		523	458,825
William Carter Co., 5.63%, 03/15/27		365	362,521

			1,223,586
Tobacco — 2.2%
Altria Group, Inc., 10.20%, 02/06/39		13,392	18,775,901
BAT Capital Corp., 4.54%, 08/15/47(f)		3,000	2,316,271
Reynolds American, Inc., 5.85%, 08/15/45(f)		2,335	2,165,821

			23,257,993
Trading Companies & Distributors(b) — 0.1%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		23	20,861
6.50%, 08/01/30		373	378,495
GYP Holdings III Corp., 4.63%, 05/01/29		350	325,388

			724,744
Transportation Infrastructure(j) — 0.1%
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(f)		400	396,500
4.88%, 04/21/33		400	396,500
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88%(a)(k)		200	193,500
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25		200	190,233

			1,176,733
Wireless Telecommunication Services — 1.2%
Altice France SA/France(b)
5.13%, 01/15/29		1,546	1,058,708
5.13%, 07/15/29		1,196	808,536
5.50%, 10/15/29		200	135,747

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(f)	USD	2,509	$2,459,510
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (3.00% PIK), 12.00%, 05/25/27(i)		662	646,349
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(j)(k)		700	672,438
Sprint LLC, 7.63%, 03/01/26		1,096	1,132,320
T-Mobile U.S., Inc.
4.75%, 02/01/28(f)		1,013	999,557
2.63%, 02/15/29		438	391,969
3.38%, 04/15/29(f)		676	625,185
2.88%, 02/15/31(f)		235	204,085
3.50%, 04/15/31(f)		990	894,046
5.05%, 07/15/33(f)		2,000	1,978,289
Vmed O2 U.K. Financing I PLC(b)
4.75%, 07/15/31		934	805,000
7.75%, 04/15/32(h)		276	276,799

			13,088,538

Total Corporate Bonds — 112.2% (Cost: $1,214,634,880)			1,200,125,448

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.3%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 10/31/28		62	61,730
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.01%, 08/03/29		160	157,248
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		508	474,206
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		78	73,117
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		456	457,041
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(o)		52	52,033
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		112	112,563
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		596	594,747
Setanta Aircraft Leasing DAC, Term Loan B, (3-mo. CME Term SOFR + 2.26%), 7.56%, 11/05/28		150	150,219
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		176	176,224
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.56%, 02/28/31		119	119,253
2024 Term Loan I, (3-mo. CME Term SOFR + 2.75%), 8.07%, 08/24/28		312	313,503
2024 Term Loan K, 02/22/30(o)		41	41,060

			2,782,944

Security		Par (000)		Value

Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.56%, 03/17/30	USD	78		$78,359

Automobile Components — 0.0%
Clarios Global LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/06/30		317		317,750
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		166		155,929

				473,679
Automobiles — 0.0%
Dealer Tire Financial LLC, 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 12/14/27(c)		220		221,871
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/08/28		22		20,282

				242,153
Banks — 0.0%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 08/02/28		435		433,176

Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		226		181,540
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		655		611,686
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.81%, 03/31/28		156		154,583

				947,809
Broadline Retail — 0.1%
New SK Holdco Sub LLC, 2022 PIK Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.50%), 13.82%, 06/30/27		—	(p)	1
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 02/28/30		72		72,180
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		561		560,928

				633,109
Building Products — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 05/13/29		34		34,669
Beacon Roofing Supply, Inc., 2024 Term Loan B, 05/19/28(o)		224		223,676
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		264		264,924
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 12/17/27		96		95,425
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 06/02/28		444		446,805

18

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
SRS Distribution, Inc. (continued)
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.68%, 06/02/28	USD	67	$67,021
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		191	191,941

			1,324,461
Capital Markets — 0.2%
Aretec Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 08/09/30		75	74,997
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		179	179,042
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.83%, 07/24/26		263	261,542
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 10/22/27		80	80,021
Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/22/26		253	253,335
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 06/30/28		182	180,890
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 06/30/28		168	167,705
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.85%), 10.15%, 04/01/28		73	73,147
Osaic Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 08/17/28		268	268,491
2024 Term Loan, 08/17/28(o)		7	7,023

			1,546,193
Chemicals — 0.3%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 09/30/28		213	212,974
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 13.43%, 11/24/27		73	73,033
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		74	72,607
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		147	146,524
Derby Buyer LLC, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/01/30		278	279,476
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.60%), 7.91%, 06/09/28		184	183,433
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 12/18/30		246	246,377
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 02/15/30		77	76,679
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28		137	128,492

Security		Par (000)	Value

Chemicals (continued)
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 02/18/30	USD	72	$71,358
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.68%, 10/15/28		37	36,741
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 10/15/28		199	199,205
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		284	279,226
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.42%, 04/03/28		113	113,315
Olympus Water US Holding Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 11/09/28		111	110,796
OQ Chemicals Corp., 2017 USD Term Loan B2, (3- mo. CME Term SOFR + 3.70%), 8.93%, 10/14/24		201	196,443
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.44%, 03/16/27		79	79,000
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/02/28		217	216,866
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 09/22/28		198	198,153

			2,920,698
Commercial Services & Supplies — 0.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/24/30(c)		75	74,997
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 05/12/28		378	377,731
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 05/12/28		41	40,875
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		53	53,121
Aramark Services, Inc.
2024 Term Loan B8, (3-mo. CME Term SOFR + 2.00%), 7.33%, 06/22/30		202	201,921
2023 Term Loan B6, (1-mo. CME Term SOFR + 2.00%), 7.58%, 06/22/30		113	113,000
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(c)		306	306,765
Creative Artists Agency LLC, 2024 Term Loan B, 11/27/28(o)		361	361,114
Garda World Security Corp., 2022 Term Loan B, (3- mo. CME Term SOFR + 4.25%), 9.58%, 02/01/29		113	112,917
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 05/04/28		328	328,560
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		131	99,015

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/14/30	USD	110	$109,725
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 08/31/28		581	581,931
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.43%, 11/02/27		235	228,439
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.58%, 02/22/31(c)		120	119,850
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.11%), 10.44%, 07/30/28		128	128,443

			3,238,404
Communications Equipment — 0.0%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 10/24/30		203	203,584
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30		74	71,214
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/02/29		149	143,876

			418,674
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		526	528,310
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 12/16/27		62	61,598
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/21/28		75	75,203
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.06%, 05/12/28		147	146,216

			811,327
Construction Materials — 0.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.81%, 05/17/28		169	153,976
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		121	121,214
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		82	82,103
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/03/28		369	367,925
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 11/23/27		176	173,247
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.93%, 04/28/29		88	87,747
Emerald Debt Merger Sub LLC, Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.79%, 05/31/30		250	250,050
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		48	48,220
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.33%, 03/08/29		96	91,711

Security		Par (000)	Value

Construction Materials (continued)
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.90%, 04/29/29	USD	191	$190,984
Quikrete Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 03/19/29		74	74,430
2024 Term Loan B, 03/25/31(o)		99	99,042
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 04/02/29(c)		66	66,672
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.69%, 09/22/28		72	72,364
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 01/12/29		90	90,383
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.65%, 12/31/26		337	337,153
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.44%, 10/04/28		97	96,908

			2,404,129
Consumer Finance — 0.1%
GTCR W Merger Sub LLC, USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.31%, 01/31/31		317	317,859
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.85%), 7.18%, 11/16/26		111	110,254
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/01/28		315	314,871

			742,984
Consumer Staples Distribution & Retail — 0.0%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.44%, 09/13/26		40	40,380
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/22/28		51	50,601

			90,981
Containers & Packaging — 0.1%

Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 12/01/27		457	457,583

LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.43%, 10/29/28		145	141,912

Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		159	159,416

Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 07/31/26		78	77,902

Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.81%, 09/15/28		149	148,807

			985,620
Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.32%, 10/28/27		201	189,563

Diversified Consumer Services — 0.1%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.85%), 11.18%, 12/10/29		17	16,803

20

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Ascend Learning LLC (continued)
2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28	USD	82	$81,226
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 11/24/28		216	215,537
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.30%, 06/12/30		166	166,436
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 08/11/28		27	26,871
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.76%), 10.08%, 01/15/27		365	357,889
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.81%, 10/04/30		194	194,391
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		294	294,688

			1,353,841
Diversified Telecommunication Services — 0.1%
Connect Finco SARL
2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.83%, 12/11/26		151	148,843
2024 Extended Term Loan B, 09/13/29(o)		155	152,324
Level 3 Financing, Inc.(c)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		90	88,999
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		181	179,303
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/29		101	75,214
2024 Extended Term Loan B2, (3-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/30(c)		104	76,771
2024 Term Loan A, 06/01/28(o)		12	10,235
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.77%, 09/01/28		147	141,730
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		584	511,565

			1,384,984
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 07/02/29		109	108,733
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.19%, 07/31/28		26	25,881
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		387	389,079

			523,693
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/22/26		161	134,724
Aristocrat Technologies, Inc., 2022 Term Loan B, (3- mo. CME Term SOFR + 2.35%), 7.66%, 05/24/29		11	11,514
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.55%, 03/08/30		155	154,436

Security		Par (000)	Value

Entertainment (continued)
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 01/15/30	USD	249	$249,062
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 03/24/25		254	253,138
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 10/19/26		449	447,563
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(o)		354	353,201
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.36%, 1.61% PIK), 10.19%, 08/19/26(i)		254	241,251
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.76%), 8.07%, 01/23/25		150	150,379
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.01%), 8.34%, 04/29/26		358	358,038
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 05/18/25		459	458,465

			2,811,771
Environmental, Maintenance & Security Service — 0.0%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.19%, 10/08/28		161	161,153
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		6	6,252
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		82	81,798
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		159	159,706

			408,909
Financial Services — 0.2%
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.82%, 11/13/25		367	367,624
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.66%, 04/18/29		54	53,730
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/13/28		178	177,994
Cogeco Financing 2 LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 09/29/28		164	160,115
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		748	743,627
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		190	189,287
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.33%, 10/04/30		37	37,083
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/15/31		96	96,009
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		45	44,865

			1,870,334
Food Products — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/01/25		179	175,114

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.83%, 10/10/26	USD	88	$88,008
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/25/27		583	584,372
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27		93	93,231
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.35%), 7.68%, 01/29/27		559	559,046
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.29%, 05/23/25		54	39,252
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.27%, 11/13/29		74	74,301
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/20/28		309	308,892

			1,922,216
Ground Transportation — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.17%, 04/06/28		98	97,866
Avis Budget Car Rental LLC, 2020 Term Loan B, (1- mo. CME Term SOFR + 1.86%), 7.19%, 08/06/27		70	69,809
Genesee & Wyoming, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%), 7.40%, 12/30/26		318	317,841
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.76%), 11.10%, 08/04/25		76	53,385
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 03/03/30		236	237,032

			775,933
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.35%), 7.68%, 11/08/27		162	162,425
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		111	111,232
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		318	313,658
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/04/28		110	109,558
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 10/19/27		242	237,266
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 10/23/28		686	687,300
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 12/11/26		267	265,441

			1,886,880
Health Care Providers & Services — 0.3%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.44%, 02/22/28		241	240,592
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		183	182,782
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 09/29/28		36	35,978

Security		Par (000)	Value

Health Care Providers & Services (continued)
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27	USD	257	$257,646
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 11/01/28		335	335,503
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 9.94%, 02/04/27		80	80,333
EyeCare Partners LLC, 2020 Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 02/18/27		196	103,127
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 07/01/30		81	80,819
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.30%, 07/03/28		179	179,557
2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/28		45	44,771
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.31%, 01/02/31		159	159,226
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 08/31/26		40	39,904
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		365	366,111
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.40%, 11/18/27		152	149,736
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/01/28		116	103,595
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		138	137,069
Surgery Center Holdings, Inc., 2023 Term Loan, (1- mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		153	153,223
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.68%, 05/16/29		31	31,542
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 01/08/27		118	117,961

			2,799,475
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		455	450,414
Cotiviti, Inc.(o)
2024 Fixed Term Loan B, 02/21/31		145	145,181
2024 Term Loan, 02/21/31		240	239,400
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27		364	346,918
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25		328	328,374
Waystar Technologies, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR + 4.00%), 9.33%, 10/22/29		119	119,174

			1,629,461
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 05/18/30		80	79,630

Hotels, Restaurants & Leisure — 0.5%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 02/02/26		250	239,988

22

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co.(c)
2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 05/31/30	USD	77	$76,854
2024 Add-on Term Loan B, 05/31/30(o)		27	27,101
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28		148	139,165
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.58%, 09/20/30		277	276,179
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.04%, 02/06/31		346	346,000
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 02/06/30		139	138,831
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.32%, 08/08/27		160	160,093
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.43%, 03/17/28		182	182,172
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.44%, 07/21/28		221	220,502
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		62	61,860
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		635	636,562
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 11/25/30		406	405,623
Four Seasons Hotels Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.10%), 7.43%, 11/30/29		439	438,751
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 11/08/30		330	330,800
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.08%, 12/15/27		381	381,262
Light & Wonder International, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 04/14/29		151	151,499
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 03/09/28		125	79,318
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.18%, 05/03/29		193	192,822
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 01/05/29		56	56,416
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/25/28		55	55,283
Station Casinos LLC, 2024 Term Loan B, 03/14/31(o)		345	344,334

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/03/28	USD	383	$383,111
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/30		19	18,861

			5,343,387
Household Durables — 0.1%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 07/31/28		204	204,989
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		327	322,909
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		311	284,940
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 10/30/27		442	406,890

			1,219,728
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 07/31/30		146	146,045
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		80	79,508
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.76%), 8.10%, 12/15/27		233	233,173
NRG Energy, Inc., 2024 Term Loan, 03/27/31(o)		172	171,678

			630,404
Industrial Conglomerates — 0.0%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.32%, 10/17/30		69	68,849

Insurance — 0.4%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		751	753,675
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 02/19/28		286	286,363
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 02/19/28		54	54,365
Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.55%, 02/28/28		218	218,541
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/12/27		258	258,101
2023 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 02/12/27		72	72,457
2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/14/31		62	62,058
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1- mo. CME Term SOFR + 3.61%), 8.94%, 10/14/27		95	94,280

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30	USD	538	$537,605
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.80%, 03/15/30		143	142,865
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.08%, 09/01/27		160	159,555
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 02/24/28		448	449,025
Truist Insurance Holdings LLC(o)
1st Lien Term Loan, 03/24/31		344	343,425
2nd Lien Term Loan, 03/08/32		107	107,535
USI, Inc./New York
2023 Acquisition Term Loan, (3-mo. CME Term SOFR + 3.25%), 8.55%, 09/27/30		131	131,381
2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.30%, 11/22/29		431	431,409

			4,102,640
Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.45%, 02/16/28		50	49,890

Internet Software & Services — 0.0%
Gen Digital, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.10%), 7.43%, 09/12/29		162	161,663

IT Services — 0.2%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.69%, 12/23/26		291	284,252
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/31/28		175	157,063
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/20/29		44	39,194
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.68%, 08/19/28		75	71,845
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/31/31		405	405,052
Central Parent, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 07/06/29		387	387,751
Epicor Software Corp., 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 07/30/27		110	110,664
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/10/27		123	123,133
2024 Term Loan B6, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/09/29		220	220,279
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.57%, 07/27/28		129	75,591

Security		Par (000)	Value

IT Services (continued)
Magenta Buyer LLC (continued)
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.82%, 07/27/29	USD	193	$56,095
Venga Finance SARL, 2021 USD Term Loan B, (3- mo. CME Term SOFR + 5.01%), 10.35%, 06/28/29		82	81,588

			2,012,507
Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.43%, 12/01/28		78	76,716
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		40	40,409

			117,125
Machinery — 0.4%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.83%, 08/17/26		220	220,487
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.32%, 06/23/28		297	296,850
Barnes Group Inc, 2024 Term Loan, (1-mo. CME Term SOFR + 2.50%), 7.83%, 09/03/30		176	176,510
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 05/14/28(c)		60	60,204
Doosan Bobcat North America, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.90%, 04/20/29		36	36,237
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/21/28		131	131,524
2023 USD Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 10/21/28		295	295,556
Gardner Denver, Inc., 2020 USD Term Loan B2, (1- mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		206	206,061
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.93%, 03/31/27		275	275,842
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26		40	39,900
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 06/21/28		448	447,212
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		280	280,695
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		443	442,056
2024 Term Loan B, 02/01/29(o)		342	342,710
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(o)		537	536,015
Vertiv Group Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 03/02/27		345	345,869
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		158	157,771

			4,291,499

24

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media — 0.2%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28	USD	50	$50,062
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		154	154,091
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.33%, 01/31/26(c)		247	238,423
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.60% PIK), 8.93%, 03/03/25(i)		183	183,071
Charter Communications Operating, LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.33%, 12/07/30		156	154,594
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		84	83,397
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.94%, 04/15/27		177	159,464
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/27		150	150,198
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(c)(k)(o)		130	129,350
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		374	312,063
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.18%, 04/21/29		68	54,025
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.69%, 01/31/29		225	222,550
Voyage Digital NZ, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.99%), 9.32%, 05/11/29(c)		100	100,265
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/24/31		438	436,905
Ziggo Financing Partnership, USD Term Loan I, (1- mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		126	124,087

			2,552,545
Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		438	433,941
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		26	25,693
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.83%, 10/18/28		259	259,198
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		229	229,998
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		362	363,124

			1,311,954
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 09/07/27		295	294,629

Security		Par (000)	Value

Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28	USD	371	$384,305
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 03/14/31		166	166,105
American Airlines, Inc.
2023 1st Lien Term Loan, (6-mo. CME Term SOFR + 3.50%), 8.77%, 06/04/29		62	62,155
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		299	298,363
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 3.18%), 8.60%, 02/15/28		162	162,070
Mileage Plus Holdings LLC, 2020 Term Loan B, (3- mo. CME Term SOFR at 1.00% Floor + 5.40%), 10.73%, 06/21/27		243	250,018
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 02/15/31		178	177,971
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.10%), 8.43%, 12/11/26		10	9,986

			1,510,973
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28		123	122,584
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 02/01/27		137	106,901
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 08/01/27		295	294,006
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 05/05/28		263	264,474
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		108	108,061
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 06/02/28		197	197,470
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		115	113,752

			1,207,248
Professional Services — 0.3%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 02/04/28		220	219,639
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 11.94%, 06/04/29		100	93,850
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		615	599,982
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.83%, 02/26/31		256	255,521
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/18/29		1,205	1,207,512
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		76	75,702
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		164	164,021
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 04/28/28		222	221,637

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Professional Services (continued)
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(c)	USD	110		$99,674
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.58%, 02/28/27		257		256,705

				3,194,243
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 08/21/25		9		8,652
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/31/30		141		140,767
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(c)		74		73,907

				223,326
Semiconductors & Semiconductor Equipment — 0.0%
MKS Instruments, Inc., 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29		286		285,238
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.84%, 12/02/28		109		109,200

				394,438
Software — 0.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3- mo. CME Term SOFR + 3.50%), 8.81%, 02/24/31		421		423,232
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29		72		71,328
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.69%, 09/21/28		263		263,126
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		848		843,761
2024 Term Loan, 03/21/31(o)		147		145,990
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		113		111,870
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/08/28		89		88,183
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.62%, 12/01/28		45		45,056
2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.12%, 12/01/27		—	(p)	2
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		361		362,437
Genesys Cloud Services Holdings II LLC
First Lien Term Loan B, 12/01/27(o)		412		413,510
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		154		154,482
Helios Software Holdings, Inc., 2024 Term Loan, (3- mo. CME Term SOFR + 3.75%), 9.07%, 07/18/30		152		150,619
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		419		418,445
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		374		373,213

Security		Par (000)	Value

Software (continued)
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29	USD	247	$236,712
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		329	326,596
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/13/28		229	229,039
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR + 4.26%), 9.57%, 06/02/28		624	617,687
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/31/28		637	636,754
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/24/28		803	780,445
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.31%, 08/01/27		156	156,329
UKG, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		74	74,188
2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/10/31		443	444,925
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.44%, 09/01/25		138	127,068

			7,494,997
Specialty Retail — 0.1%
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.68%), 9.99%, 03/31/26		159	159,088
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 02/11/28		395	393,274
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 10/20/28		89	86,858
Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 10/20/28		90	87,761

			726,981
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 02/20/29		78	77,891
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 11/24/28		77	76,408
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 03/08/30		57	57,348

			211,647
Trading Companies & Distributors — 0.1%
Core & Main LP
2021 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.97%, 07/27/28		552	550,406
2024 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 02/09/31		93	92,651
TMK Hawk Parent Corp.(c)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		2	1,723
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.58%, 06/30/29		65	55,960

			700,740

26

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Transportation Infrastructure — 0.0%
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.19%, 09/22/28	USD	153	$153,086
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		158	157,902
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.68%, 12/15/26		121	120,309

			431,297
Wireless Telecommunication Services — 0.1%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		289	228,194
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 04/30/28		63	62,768
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.83%, 09/20/30		157	157,271
SBA Senior Finance II LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.01%), 7.34%, 01/25/31		198	198,841

			647,074

Total Floating Rate Loan Interests — 7.2% (Cost: $77,044,232)			76,611,174

Foreign Agency Obligations

Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	5,200,082

China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27(j)		200	186,030
Export-Import Bank of China, 3.38%, 03/14/27(j)		200	193,180

			379,210
Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44(f)		4,000	3,174,000

Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52(j)		200	146,326

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(j)		200	190,688

Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32		250	243,152
4.85%, 01/11/33(f)		200	198,188
5.25%, 01/17/42(j)		200	200,500
4.75%, 07/18/47(f)(j)		200	188,250
3.70%, 10/30/49		200	155,875
3.50%, 02/14/50(f)		200	149,022
Perusahaan Penerbit SBSN Indonesia III(j)
1.50%, 06/09/26		200	185,457
4.40%, 06/06/27		200	196,707

			1,517,151

Security		Par (000)	Value

Mexico — 0.5%
Mexico Government International Bond, 4.75%, 03/08/44(f)	USD	5,800	$4,850,250

Pakistan — 0.1%
Pakistan Government International Bond(j)
6.00%, 04/08/26(f)		450	400,549
7.38%, 04/08/31		200	157,022

			557,571
Philippines — 0.0%
Philippines Government International Bond
3.70%, 03/01/41		300	247,781
2.65%, 12/10/45		200	132,438

			380,219
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29(j)		200	198,740

Saudi Arabia — 0.0%
Saudi Government International Bond(j)
4.00%, 04/17/25		200	197,312
4.50%, 10/26/46		200	170,938

			368,250
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 06/29/24		250	247,130
1.63%, 01/18/27		200	183,552
Korea Development Bank
2.00%, 02/24/25		200	194,346
4.38%, 02/15/33		200	193,034
Korea Expressway Corp., 1.13%, 05/17/26(j)		200	183,812

			1,001,874
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(j)		250	259,922

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50(f)		3,500	3,385,156

Total Foreign Agency Obligations — 2.0% (Cost: $24,472,075)			21,609,439

		Shares

Investment Companies

Fixed Income Funds — 0.3%
Invesco Senior Loan ETF		120,000	2,538,000

Total Investment Companies — 0.3% (Cost: $2,508,761)			2,538,000

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds

New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD	10,000	$10,556,539

Total Municipal Bonds — 1.0% (Cost: $9,833,900)			10,556,539

Preferred Securities

Capital Trusts — 12.3%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(k)		2,565	2,459,455

Banks — 8.7%
Barclays PLC(a)(k)
4.38%		1,630	1,336,255
8.00%		4,500	4,488,203
9.63%		3,340	3,541,743
BNP Paribas SA(a)(b)(k)
4.63%		13,999	11,548,150
7.38%		4,535	4,545,757
Citigroup, Inc., Series BB, 7.20%(a)(k)		6,750	6,922,213
Credit Agricole SA, 8.13%(a)(b)(f)(k)		5,000	5,100,000
HDFC Bank Ltd., 3.70%(a)(j)(k)		200	183,937
HSBC Capital Funding Dollar 1 LP, 10.18%(a)(b)(k)		11,835	14,854,168
Industrial & Commercial Bank of China Ltd., 3.20%(a)(j)(k)		300	283,950
ING Groep NV, 3.88%(a)(k)		1,808	1,511,307
JPMorgan Chase & Co., 8.75%, 09/01/30(f)		2,000	2,386,721
Kasikornbank PCL/Hong Kong, 4.00%(a)(f)(j)(k)		300	276,750
Lloyds Banking Group PLC, 7.50%(a)(k)		8,285	8,251,880
Macquarie Bank Ltd., 6.13%(a)(b)(k)		1,885	1,809,307
Mitsubishi UFJ Financial Group, Inc., 8.20%(a)(k)		425	458,577
NatWest Group PLC, 8.00%(a)(k)		970	975,265
Nordea Bank Abp, 6.63%(a)(b)(k)		5,540	5,484,117
PNC Financial Services Group, Inc.(a)(k)
Series V, 6.20%(f)		5,529	5,514,604
Series W, 6.25%		1,250	1,211,465
Rizal Commercial Banking Corp., 6.50%(a)(j)(k)		700	687,969
Standard Chartered PLC, 7.88%(a)(j)(k)		400	399,125
TMBThanachart Bank PCL, 4.90%(a)(j)(k)		700	691,250
UBS Group AG(a)(b)(k)
7.75%		4,845	4,982,932
Series NC10, 9.25%		4,807	5,424,877
Wells Fargo & Co., Series S, 5.90%(a)(k)		281	279,813

			93,150,335
Electric Utilities — 0.8%
PPL Capital Funding, Inc., Series A, 8.24%, 03/30/67(a)		8,300	8,216,775

Financial Services — 0.0%
NWD Finance BVI Ltd., 4.13%(a)(j)(k)		209	123,310

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(k)		920	910,934

Insurance — 1.7%
ACE Capital Trust II, 9.70%, 04/01/30(f)		7,000	8,240,634
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,738,085

Security		Par (000)	Value

Insurance (continued)
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(j)	USD	200	$199,062
MetLife, Inc., 6.40%, 12/15/66(f)		5,000	5,119,815

			18,297,596
Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 8.38%, 06/01/67(a)		2,500	2,444,147

Passenger Airlines(a)(j)(k) — 0.1%
Airport Authority
2.10%		200	187,976
2.40%		200	179,000

			366,976
Transportation Infrastructure — 0.0%
Royal Capital BV, 5.00%(a)(j)(k)		200	196,938

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)		4,745	4,894,420

			131,060,886

		Shares

Preferred Stocks — 0.4%

Interactive Media & Services — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,189,595)(c)(d)(e)		29,109	4,657,440

			4,657,440

Total Preferred Securities — 12.7% (Cost: $138,421,508)			135,718,326

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities(q) — 12.9%
Uniform Mortgage-Backed Securities
5.00%, 04/11/54	USD	90,525	88,321,909
5.50%, 04/11/54		49,950	49,702,062

			138,023,971

Total U.S. Government Sponsored Agency Securities — 12.9% (Cost: $138,200,783)			138,023,971

28

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security		Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)		321	$—

Total Warrants — 0.0% (Cost: $—)			—

Total Long-Term Investments — 167.6% (Cost: $1,809,380,775)			1,792,040,079

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(r)(s)		7,152,133	7,152,133

Total Short-Term Securities — 0.6% (Cost: $7,152,133)			7,152,133

Total Investments Before TBA Sale Commitments — 168.2% (Cost: $1,816,532,908)			1,799,192,212

		Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities, 5.50%, 04/11/54(q)	USD	(5,525)	(5,497,575)

Total TBA Sale Commitments — (0.5)% (Proceeds: $(5,517,446))			(5,497,575)

Total Investments, Net of TBA Sale Commitments — 167.7% (Cost: $1,811,015,462)			1,793,694,637

Liabilities in Excess of Other Assets — (67.7)%			(724,300,139)

Net Assets — 100.0%			$1,069,394,498

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $4,718,551, representing 0.4% of its net assets as of period end, and an original cost of $3,299,073.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	When-issued security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rounds to less than 1,000.
(q)	Represents or includes a TBA transaction.
(r)	Affiliate of the Trust.
(s)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$16,341,334	$—	$(9,189,201	)(a)	$—	$—	$7,152,133	7,152,133	$137,231	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Nomura Securities International, Inc.	5.48	%(b)	01/08/24	Open		$695,735	$704,525	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/19/24	Open		199,125	201,251	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	01/22/24	Open		10,640,900	10,752,869	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	01/23/24	Open		339,896	343,344	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	01/23/24	Open		5,445,000	5,500,436	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	01/23/24	Open		1,575,500	1,591,630	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/23/24	Open		1,178,482	1,190,703	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/23/24	Open		1,452,015	1,467,072	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	01/23/24	Open		12,915,000	13,049,173	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	01/24/24	Open		3,974,324	4,014,932	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	01/24/24	Open		4,333,762	4,378,043	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	01/25/24	Open		6,955,837	7,025,848	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40	(b)	01/26/24	Open		748,501	755,575	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.37	(b)	01/29/24	Open		3,449,137	3,481,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	01/29/24	Open		159,500	161,011	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	01/29/24	Open		965,360	974,404	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	01/29/24	Open		1,917,500	1,935,498	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.00	(b)	01/29/24	Open		189,557	191,189	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		282,498	285,164	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		493,990	498,653	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		177,000	178,670	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		499,410	504,123	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		222,369	224,467	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		988,807	998,140	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		561,475	566,774	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	02/05/24	Open		7,006,747	7,063,590	Corporate Bonds	Open/Demand
BNP Paribas SA	4.75	(b)	02/08/24	Open		2,737,020	2,755,799	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	02/08/24	Open		109,796	110,613	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	02/08/24	Open		660,398	665,453	Corporate Bonds	Open/Demand
BNP Paribas SA	5.32	(b)	02/08/24	Open		1,941,500	1,956,419	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	02/08/24	Open		505,000	508,903	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	02/08/24	Open		205,095	206,686	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		2,080,194	2,096,389	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		702,169	707,636	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		82,455	83,097	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	02/08/24	Open		1,017,225	1,025,174	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	02/08/24	Open		1,934,269	1,949,412	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	02/08/24	Open		1,786,774	1,800,762	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	02/08/24	Open		1,897,500	1,912,410	Capital Trusts	Open/Demand
BNP Paribas SA	5.44	(b)	02/08/24	Open		359,894	362,722	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	02/08/24	Open		701,955	707,471	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		369,000	371,905	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		534,241	538,447	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		334,000	336,629	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		685,294	690,689	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		4,931,250	4,970,070	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		499,258	503,188	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		222,564	224,316	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		725,354	731,064	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		297,786	300,130	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		196,519	198,066	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/08/24	Open		1,009,912	1,017,892	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/08/24	Open		676,130	681,472	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas SA	5.48	%(b)	02/08/24	Open		$527,620	$531,796	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		310,960	313,421	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		715,339	721,001	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		401,820	405,001	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		545,431	549,757	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		262,985	265,070	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		356,965	359,796	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	02/08/24	Open		2,541,875	2,562,069	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	02/08/24	Open		4,575,000	4,611,346	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	02/08/24	Open		821,520	827,750	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	02/08/24	Open		476,548	480,230	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	02/08/24	Open		1,259,077	1,268,807	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		2,896,950	2,919,755	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		857,500	864,250	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		852,500	859,211	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50	(b)	02/08/24	Open		170,500	171,608	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		3,180,846	3,205,427	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		488,750	492,527	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.40	(b)	02/08/24	Open		638,547	643,528	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		181,560	182,997	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		572,270	576,800	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		177,126	178,528	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		711,525	717,157	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		191,880	193,399	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		1,907,500	1,922,599	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		400,000	403,166	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		446,119	449,650	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		683,839	689,252	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		211,253	212,925	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		191,501	193,017	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		922,500	929,802	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		225,363	227,146	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		164,093	165,391	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.45	(b)	02/08/24	Open		4,560,125	4,596,023	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		360,938	363,805	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		5,201,500	5,242,823	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		11,537,500	11,629,159	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.48	(b)	02/08/24	Open		5,772,812	5,818,508	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,229,869	1,239,274	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		11,250,000	11,339,213	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,119,625	1,128,504	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,095,662	2,112,281	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,496,250	4,531,905	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		5,887,856	5,934,547	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

TD Securities (USA) LLC	5.49	%(b)	02/08/24	Open		$579,425	$584,020	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,705,312	2,726,766	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		590,388	595,069	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,573,844	4,610,114	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,045,000	3,069,147	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		7,005,825	7,061,381	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,442,000	2,461,365	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,097,500	3,122,063	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,026,719	3,050,721	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,418,585	2,437,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,361,800	1,372,599	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,738,812	3,768,461	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,866,711	3,897,374	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,824,062	4,862,317	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,917,700	2,940,837	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,434,719	1,446,096	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,235,000	3,260,654	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,985,194	2,000,936	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,947,147	4,986,378	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,256,150	1,266,111	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,744,050	1,757,880	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,403,822	3,430,815	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		854,400	861,175	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,313,112	2,331,456	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		625,250	630,208	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,598,750	2,619,358	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		897,600	904,718	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,093,750	4,126,213	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		608,960	613,789	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		501,309	505,284	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,834,425	4,872,762	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		805,000	811,384	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		821,546	828,061	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		899,520	906,653	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,208,750	2,226,265	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		6,709,037	6,762,240	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,440,314	3,467,595	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		7,997,500	8,060,920	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,610,000	3,638,627	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		9,065,612	9,137,503	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		440,088	443,577	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		861,300	868,130	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		5,572,500	5,616,690	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,678,350	2,699,589	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,914,031	2,937,140	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		1,072,575	1,081,081	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,299,200	2,317,433	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		3,113,437	3,138,127	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,920,942	2,944,106	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,317,500	2,335,878	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,233,487	4,267,059	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		584,350	588,984	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		4,963,925	5,003,289	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		600,795	605,559	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		2,823,135	2,845,522	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/14/24	Open		319,303	321,526	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	02/16/24	Open		245,666	247,169	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/16/24	Open		1,751,750	1,763,684	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/16/24	Open		113,881	114,593	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	02/22/24	Open		3,120,000	3,137,488	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	5.31	(b)	02/22/24	Open		1,234,750	1,241,671	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/29/24	Open		14,398,719	14,466,789	Corporate Bonds	Open/Demand

32

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Nomura Securities International, Inc.	5.32	%(b)	03/08/24	Open		$160,775	$161,274	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		257,058	257,855	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		184,240	184,812	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		597,293	599,146	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		606,251	608,133	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		169,973	170,500	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		256,081	256,875	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		260,640	261,449	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/08/24	Open		609,960	611,910	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.20		03/12/24	04/17/24		234,370	235,014	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	4.50		03/13/24	04/17/24		598,658	600,079	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.85		03/13/24	04/17/24		171,392	171,831	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.00		03/13/24	04/17/24		606,992	608,593	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.10		03/13/24	04/17/24		250,039	250,712	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.10		03/13/24	04/17/24		150,772	151,178	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		03/13/24	04/17/24		1,542,500	1,546,774	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.35		03/13/24	04/17/24		1,247,602	1,251,125	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		03/13/24	04/17/24		171,563	172,051	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/13/24	04/17/24		372,186	373,256	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/13/24	04/17/24		159,102	159,559	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/13/24	04/17/24		265,670	266,434	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/13/24	04/17/24		900,000	902,589	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/13/24	04/17/24		742,660	744,796	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/13/24	04/17/24		125,269	125,633	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.33		03/13/24	04/18/24		1,007,461	1,010,146	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		03/14/24	04/18/24		775,582	777,580	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		03/14/24	04/18/24		519,030	520,379	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		03/14/24	04/18/24		145,159	145,540	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		03/14/24	04/18/24		490,346	491,633	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		963,615	966,193	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		6,140,512	6,156,938	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		460,549	461,781	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		370,520	371,511	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		2,856,729	2,864,371	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		956,019	958,576	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		1,619,675	1,624,008	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		330,000	330,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		573,141	574,674	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		1,753,125	1,757,815	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		4,166,189	4,177,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/14/24	04/18/24		1,262,307	1,265,684	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		812,006	814,199	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		464,750	466,005	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		174,900	175,372	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		1,586,812	1,591,097	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		103,950	104,231	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		596,000	597,609	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		982,811	985,465	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		2,995,200	3,003,287	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		509,250	510,625	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		4,308,000	4,319,632	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		1,399,791	1,403,571	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/14/24	04/18/24		179,883	180,368	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	5.40%	03/14/24	04/18/24		$1,162,500	$1,165,639	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		1,726,744	1,731,406	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		237,490	238,131	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		236,175	236,813	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		4,349,450	4,361,194	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		323,021	323,893	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		322,124	322,993	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		1,574,781	1,579,033	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/14/24	04/18/24		412,961	414,076	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		870,931	873,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		477,000	478,300	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		417,858	418,996	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		3,502,529	3,512,073	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		5,535,000	5,550,083	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		1,892,500	1,897,657	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		526,496	527,931	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		536,393	537,854	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		1,042,500	1,045,341	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		5,035,810	5,049,533	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		4,175,000	4,186,377	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		552,335	553,840	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		873,940	876,321	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		1,281,455	1,284,947	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		348,750	349,700	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		2,374,129	2,380,598	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		655,050	656,835	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		870,618	872,990	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		269,000	269,733	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		1,649,629	1,654,124	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		7,209,375	7,229,021	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		3,960,000	3,970,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/14/24	04/18/24		407,546	408,657	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.48	03/14/24	04/18/24		2,700,000	2,707,398	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.48	03/14/24	04/18/24		2,966,250	2,974,378	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.49	03/14/24	04/18/24		5,594,175	5,609,531	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		171,403	171,874	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		7,230,656	7,250,541	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		205,920	206,486	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		5,194,213	5,208,497	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		4,979,150	4,992,843	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		586,514	588,127	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		405,600	406,715	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		882,640	885,067	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		736,754	738,780	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		818,142	820,391	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		4,780,000	4,793,145	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		793,652	795,835	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		5,654,126	5,669,675	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		285,211	285,996	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		3,997,215	4,008,207	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		281,618	282,392	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		234,630	235,275	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		281,160	281,933	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		149,283	149,693	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		423,130	424,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		10,031,656	10,059,243	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		12,210,000	12,243,579	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		694,868	696,778	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/14/24	04/18/24		2,356,200	2,362,320	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/14/24	04/18/24		106,661	106,960	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/14/24	04/18/24		834,442	836,779	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/14/24	04/18/24		1,862,580	1,867,795	Corporate Bonds	Up to 30 Days

34

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	5.60%		03/14/24	04/18/24		$331,909	$332,838	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/14/24	04/18/24		1,939,844	1,945,275	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/15/24	04/18/24		7,740,000	7,779,109	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.45		03/15/24	04/18/24		80,325	80,495	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		1,201,681	1,204,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		305,490	306,137	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		351,525	352,270	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		201,600	202,027	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		1,103,484	1,105,844	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		1,137,302	1,139,735	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		476,494	477,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		316,938	317,615	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		120,128	120,384	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53		03/15/24	04/18/24		248,918	249,453	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/18/24	04/18/24		812,236	813,942	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/19/24	04/18/24		133,131	133,393	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/20/24	04/18/24		2,231,250	2,234,897	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.25		03/21/24	04/18/24		3,286,569	3,290,449	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		1,584,821	1,587,198	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		588,233	589,115	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		404,937	405,545	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		753,974	755,105	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		598,438	599,335	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		1,573,877	1,576,238	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		745,168	746,285	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		633,325	634,275	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		1,180,800	1,182,571	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		1,667,587	1,670,089	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		1,552,680	1,555,009	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		927,306	928,697	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		295,811	296,255	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		737,315	738,421	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		584,783	585,660	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		315,582	316,059	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		773,344	774,515	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		201,131	201,435	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		222,066	222,402	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		537,559	538,373	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		262,920	263,318	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		326,869	327,364	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		462,070	462,770	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.00		03/21/24	04/24/24		314,809	315,159	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	5.00		03/21/24	04/24/24		202,606	202,888	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.46	(b)	03/21/24	Open		1,386,009	1,388,111	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/21/24	Open		672,861	673,988	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	03/21/24	Open		857,371	858,679	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	03/21/24	Open		563,920	564,780	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00		03/22/24	04/24/24		42,640	42,664	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.50		03/22/24	04/24/24		129,290	129,416	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.00		03/22/24	04/24/24		143,713	143,872	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		03/22/24	04/24/24		135,750	135,910	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		03/22/24	04/24/24		165,592	165,799	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	4.50		03/22/24	04/24/24		645,481	646,288	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		03/22/24	04/24/24		403,613	404,117	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.40		03/22/24	04/24/24		2,832,764	2,837,013	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		2,548,375	2,552,233	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/22/24	04/24/24		4,256,250	4,262,694	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/22/24	04/24/24		1,252,500	1,254,410	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/22/24	04/24/24		4,895,200	4,902,665	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.49		03/22/24	04/24/24		3,093,862	3,098,581	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/22/24	04/24/24		3,126,237	3,131,005	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	5.49%		03/22/24	04/24/24		$2,100,000	$2,103,203	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/22/24	04/24/24		3,175,987	3,180,831	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.50		03/22/24	04/24/24		3,803,229	3,809,040	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	5.40		03/26/24	04/18/24		411,340	411,649	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.49	(b)	03/26/24	Open		274,400	274,651	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65	(b)	03/26/24	Open		2,378,200	2,379,736	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.80	(b)	03/26/24	Open		1,334,062	1,334,952	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.25	(b)	03/26/24	Open		158,250	158,365	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	03/28/24	Open		253,108	253,260	Corporate Bonds	Open/Demand

						$614,521,798	$618,033,710

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	949	06/18/24	$105,146	$347,085
5-Year U.S. Treasury Note	839	06/28/24	89,786	266,186

				613,271

Short Contracts
10-Year U.S. Ultra Long Treasury Note	658	06/18/24	75,413	(408,855)
U.S. Long Bond	1,032	06/18/24	124,292	(2,007,257)
Ultra U.S. Treasury Bond	58	06/18/24	7,482	(146,806)
2-Year U.S. Treasury Note	369	06/28/24	75,455	56,210

				(2,506,708)

				$(1,893,437)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,872,268	EUR	1,717,000	Deutsche Bank AG	06/20/24	$14,034
USD	94,177	GBP	74,000	Deutsche Bank AG	06/20/24	740

						$14,774

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD 54,450	$(4,099,387)	$(404,831)	$(3,694,556)

36

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$206,708,308	$—	$206,708,308
Common Stocks	—	27,506	121,368	148,874
Corporate Bonds	—	1,200,125,448	—	1,200,125,448
Floating Rate Loan Interests	—	74,612,485	1,998,689	76,611,174
Foreign Agency Obligations	—	21,609,439	—	21,609,439
Investment Companies	2,538,000	—	—	2,538,000
Municipal Bonds	—	10,556,539	—	10,556,539
Preferred Securities
Capital Trusts	—	131,060,886	—	131,060,886
Preferred Stocks	—	—	4,657,440	4,657,440
U.S. Government Sponsored Agency Securities	—	138,023,971	—	138,023,971
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	7,152,133	—	—	7,152,133
Unfunded Floating Rate Loan Interests(a)	—	58	90	148
Liabilities
Investments
TBA Sale Commitments	—	(5,497,575)	—	(5,497,575)

	$9,690,133	$1,777,227,065	$6,777,587	$1,793,694,785

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$14,774	$—	$14,774
Interest Rate Contracts	669,481	—	—	669,481
Liabilities
Credit Contracts	—	(3,694,556)	—	(3,694,556)
Interest Rate Contracts	(2,562,918)	—	—	(2,562,918)

	$(1,893,437)	$(3,679,782)	$—	$(5,573,219)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $618,033,710 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Credit Allocation Income Trust (BTZ)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

BAB	Build America Bond

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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